                                          Semi-Annual Report o February 28, 1998
[LOGO]

Institutional
Liquid Reserves

[Graphic Omitted]

                                                                   MONEY MARKETS

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                              INVESTMENT PRODUCTS:
             NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
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

TABLE OF CONTENTS

Letter to Our Shareholders                                                     1
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Portfolio Environment and Outlook                                              2
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Fund Facts                                                                     3
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Fund Performance                                                               4
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CITIFUNDS INSTITUTIONAL LIQUID RESERVES

Statement of Assets and Liabilities                                            5
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Statement of Operations                                                        5
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Statement of Changes in Net Assets                                             6
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Financial Highlights                                                           6
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Notes to Financial Statements                                                  7
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CASH RESERVES PORTFOLIO

Portfolio of Investments                                                      10
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Statement of Assets and Liabilities                                           12
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Statement of Operations                                                       12
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Statement of Changes in Net Assets                                            13
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Financial Highlights                                                          13
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Notes to Financial Statements                                                 14
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

LETTER TO OUR SHAREHOLDERS

Dear Shareholder:

The six-month period ended February 28, 1998 was a good one for most financial assets, especially U.S. stocks and bonds. A remarkably resilient economy, low rates of inflation and lower interest rates were primarily responsible for the above-average returns provided by longer-term investments. However, shorter-term assets -- including money market securities -- did not share the benefits these positive economic influences provided. As interest rates declined during the period, so did yields on most money market securities.

   Nonetheless, we are pleased with the performance of CitiFundsSM Institutional Liquid Reserves. Despite the difficult market environment for short-term fixed-income securities, the portfolio provided shareholders with a competitive level of investment income.

   Among other highlights of the reporting period, your Fund has changed its name to CitiFunds Institutional Liquid Reserves. The Fund's investment objective and management approach remain the same.

   Finally, we would like to thank you for your continued confidence and participation.

Sincerely,

/S/ Philip W. Coolidge
    Philip W. Coolidge
    President
    March 20, 1998

PORTFOLIO ENVIRONMENT AND OUTLOOK

SHORT-TERM INTEREST RATES GENERALLY DECLINED OVER THE PAST SIX MONTHS. At the same time, the U.S. economy continued to grow in the late stages of one of the longest expansions since World War II. Unlike previous economic cycles, however, this one has been particularly notable for its persistently low inflation rate. Inflation has remained benign despite strong economic growth -- about 4% in 1997 -- and low unemployment.

   A crisis in Emerging Asian markets, where currency devaluations in late October led to sharp drops in stock and bond markets, provided more reason for investors and economists to conclude that inflation would not become a problem. Dramatically lower demand from the region for certain goods and services was expected to dampen U.S. economic growth and relieve inflation pressures. Accordingly, the Federal Reserve maintained its monetary policy, neither raising nor lowering key short-term interest rates. The result: most short-term interest rates and money market yields declined during the six-month period.

   OUR STRATEGY HAS BEEN TO ATTEMPT TO CAPTURE HIGH YIELDS in this environment by allocating the fund's assets to those sectors of the market that we believe provide the most attractive relative values. We look for such opportunities in a variety of areas, including U.S. Treasury bills, commercial paper, certificates of deposit, repurchase agreements, fixed-time deposits, bankers' acceptances, asset-backed securities and floating rate notes.

   We found relatively attractive values in high-quality certificates of deposit for most of the six-month period. Conversely, the fund had little exposure to U.S. Treasury bills. We held no short-term securities issued by troubled Asian financial institutions, enabling us to avoid the problems associated with economic turmoil in the region.

   In addition, we actively managed the average maturity of the Portfolio in anticipation of changes in short-term interest rates. As interest rates declined during the six-month period, we maintained a relatively long average maturity in order to capture higher yields for as long as possible. However, later in the period, yields on longer-dated money market securities declined more rapidly than yields on shorter-dated notes, and opportunities to capture higher yields were limited using this strategy.

   WE EXPECT YIELDS ON MONEY MARKET SECURITIES TO STAY NEAR OR ONLY SLIGHTLY BELOW CURRENT LEVELS. If our economic forecast is correct, longer-term interest rates should decline modestly in response to slower U.S. economic growth. We believe that the Federal Reserve Board would have little reason to raise interest rates in a slow-growth environment. In fact, it is possible that the Federal Reserve might reduce interest rates to stimulate growth if the economy falters. Therefore, we currently intend to maintain our positions with respect to the fund's average duration and sector rotation strategies.

   Whatever the next six months hold, we will continue to manage the Portfolio according to the approach we have followed for years. We intend to adjust the average maturity in anticipation of changes in interest rates and shift assets among the sectors of the short-term money market that we believe are most attractive. We believe that this strategy will provide competitive returns commensurate with a stable principal value.

FUND FACTS

FUND OBJECTIVE
To provide its shareholders with liquidity and as high a level of current income as is consistent with the preservation of capital.

INVESTMENT ADVISER                       DIVIDENDS
CASH RESERVES PORTFOLIO                  Declared daily, paid monthly
Citibank, N.A.
                                         BENCHMARKS
COMMENCEMENT OF OPERATIONS               o Lipper Taxable Institutional Money
October 2, 1992                            Market Funds Average
                                         o IBC Institutional Taxable Money
NET ASSETS AS OF 2/28/98                   Market Funds Average
$2,870.4 million

FUND PERFORMANCE
Total Returns
                                                                       Since
ALL PERIODS ENDED FEBRUARY 28, 1998         Six       One     Five    10/2/92
  (Unaudited)                             Months**    Year   Years* (Inception)*
--------------------------------------------------------------------------------
CitiFunds Institutional Liquid Reserves   2.80%       5.70%  5.04%     4.90%
Lipper Taxable Institutional Money Market
 Funds Average                            2.65%       5.37%  4.72%     4.22%+

 * Average Annual Total Return
** Not Annualized
 + From 10/31/92

7-DAY YIELDS
Annualized Current      5.56%
Effective               5.72%

The Annualized Current 7-Day Yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365 day period. The yield is shown as a percentage of the investment.

The Effective 7-Day Yield is calculated similarly, but when annualized the income earned by the investment during that seven-day period is assumed to be reinvested. The effective yield is slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

Note: A money market fund's yield more closely reflects the current earnings of the fund than does the total return.

7-DAY YIELD COMPARISONS

COMPARISON OF 7-DAY YIELDS FOR CITIFUNDS INSTITUTIONAL LIQUID RESERVES VS. IBC INSTITUTIONAL TAXABLE MONEY MARKET FUNDS AVERAGE

As illustrated, CitiFunds Institutional Liquid Reserves generally provided a higher annualized seven-day yield to that of a comparable IBC Money Fund Average, as published in IBC Money Fund ReportTM, for the one year period.

                               CitiFunds       IBC Institutional
                             Institutional    Taxable Money Market
                            Liquid Reserves      Funds Average
                            ---------------   --------------------
          3/4/97                 5.36%               5.11%
          3/11/97                5.29%               5.07%
          3/18/97                5.29%               5.08%
          3/25/97                5.35%               5.10%
          4/1/97                 5.60%               5.21%
          4/8/97                 5.47%               5.18%
          4/15/97                5.56%               5.20%
          4/22/97                5.54%               5.22%
          4/29/97                5.60%               5.25%
          5/6/97                 5.58%               5.26%
          5/13/97                5.59%               5.26%
          5/20/97                5.60%               5.28%
          5/27/97                5.55%               5.29%
          6/3/97                 5.61%               5.31%
          6/10/97                5.52%               5.29%
          6/17/97                5.58%               5.32%
          6/24/97                5.53%               5.31%
          7/1/97                 5.65%               5.35%
          7/8/97                 5.59%               5.32%
          7/15/97                5.56%               5.31%
          7/22/97                5.54%               5.31%
          7/29/97                5.58%               5.32%
          8/5/97                 5.63%               5.34%
          8/12/97                5.55%               5.30%
          8/19/97                5.59%               5.33%
          8/26/97                5.57%               5.31%
          9/2/97                 5.59%               5.33%
          9/9/97                 5.56%               5.29%
          9/16/97                5.57%               5.30%
          9/23/97                5.53%               5.30%
          9/30/97                5.58%               5.33%
          10/7/97                5.55%               5.30%
          10/14/97               5.52%               5.27%
          10/21/97               5.56%               5.30%
          10/28/97               5.59%               5.31%
          11/4/97                5.60%               5.34%
          11/11/97               5.58%               5.31%
          11/18/97               5.57%               5.32%
          11/25/97               5.57%               5.33%
          12/2/97                5.61%               5.38%
          12/9/97                5.55%               5.35%
          12/16/97               5.59%               5.38%
          12/23/97               5.65%               5.43%
          12/30/97               5.56%               5.41%
          1/6/98                 5.71%               5.50%
          1/13/98                5.54%               5.36%
          1/20/98                5.55%               5.36%
          1/27/98                5.54%               5.33%
          2/3/98                 5.57%               5.35%
          2/10/98                5.50%               5.30%
          2/17/98                5.54%               5.31%
          2/24/98                5.53%               5.30%

Note: The Fund seeks to maintain a stable $1.00 per share price, although there is no assurance that this will be so on a continuing basis. Fund shares are not insured or guaranteed by the U.S. Government. Yields and total returns will fluctuate and past performance is no guarantee of future results. Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's returns and yields would have been lower.

CITIFUNDS INSTITUTIONAL LIQUID RESERVES
STATEMENT OF ASSETS AND LIABILITIES

FEBRUARY 28, 1998 (Unaudited)
--------------------------------------------------------------------------------
ASSETS:
Investments in Cash Reserves Portfolio, at value (Note 1A)        $2,897,773,764
--------------------------------------------------------------------------------
LIABILITIES:
Payable for shares of beneficial interest repurchased                 25,254,654
Dividends payable                                                      1,602,329
Accrued expenses and other liabilities                                   563,875
--------------------------------------------------------------------------------
 Total liabilities                                                    27,420,858
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NET ASSETS for 2,870,352,906 shares of beneficial
 interest outstanding                                             $2,870,352,906
--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Paid-in capital                                                   $2,870,352,906
--------------------------------------------------------------------------------
Net Asset Value, Offering Price and Redemption Price Per Share             $1.00
--------------------------------------------------------------------------------

CITIFUNDS INSTITUTIONAL LIQUID RESERVES
STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 1998 (Unaudited)
--------------------------------------------------------------------------------
INVESTMENT INCOME (Note 1B):
Income from Cash Reserves Portfolio                 $88,286,690
Allocated expenses from Cash Reserves Portfolio      (1,526,915)
--------------------------------------------------------------------------------
                                                                     $86,759,775
EXPENSES:
Administrative fees (Note 3A)                         5,288,268
Shareholder Servicing Agents' fees (Note 3B)          1,510,934
Distribution fees (Note 4)                            1,510,934
Registration fees                                       173,316
Trustees' fees                                           17,860
Transfer agent fees                                      13,604
Custodian fees                                           10,816
Shareholder reports                                      10,134
Legal fees                                                8,646
Auditing fees                                             6,900
Other                                                    19,412
--------------------------------------------------------------------------------
 Total expenses                                       8,570,824
Less aggregate amounts waived by Administrator,
 Shareholder Servicing Agents, and Distributor
 (Notes 3A, 3B, and 4)                               (7,042,556)
--------------------------------------------------------------------------------
 Net expenses                                                          1,528,268
--------------------------------------------------------------------------------
Net investment income                                                $85,231,507
--------------------------------------------------------------------------------
See notes to financial statements

CitiFunds Institutional Liquid Reserves
STATEMENT OF CHANGES IN NET ASSETS

                                               SIX MONTHS ENDED
                                               FEBRUARY 28,1998    YEAR ENDED
                                                 (UNAUDITED)     AUGUST 31, 1997
--------------------------------------------------------------------------------
FROM INVESTMENT ACTIVITIES:
Net investment income,
 declared as dividends to shareholders
 (Note 2)                                      $    85,231,507  $   104,215,776
--------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
 AT NET ASSET VALUE OF $1.00 PER SHARE
 (Note 5):
Proceeds from sale of shares                   $20,048,230,452  $31,769,047,743
Net asset value of shares issued to
 shareholders from reinvestment of dividends        65,902,943       73,113,066
Cost of shares repurchased                     (19,211,271,363) (31,131,803,616)
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                         902,862,032      710,357,193
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                              1,967,490,874    1,257,133,681
--------------------------------------------------------------------------------
End of period                                  $ 2,870,352,906  $ 1,967,490,874
--------------------------------------------------------------------------------

CITIFUNDS INSTITUTIONAL LIQUID RESERVES
FINANCIAL HIGHLIGHTS

                                                                                                            OCTOBER 2, 1992
                                   SIX MONTHS ENDED                    YEAR ENDED AUGUST 31,                 (COMMENCEMENT
                                  FEBRUARY 28, 1998   -----------------------------------------------      OF OPERATIONS) TO
                                     (UNAUDITED)     1997          1996           1995          1994        AUGUST 31, 1993
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, beginning of period   $1.00000   $1.00000       $1.00000       $1.00000     $1.00000          $1.00000
Net investment income                   0.02767    0.05459        0.05521        0.05698      0.03603           0.02871
Less dividends from net
 investment income                     (0.02767)  (0.05459)      (0.05521)      (0.05698)    (0.03603)         (0.02871)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, end of period         $1.00000   $1.00000       $1.00000       $1.00000     $1.00000          $1.00000
-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period
 (000's omitted)                     $2,870,353 $1,967,491     $1,257,134     $1,480,097     $470,041          $ 83,519
Ratio of expenses to average
 net assets+                              0.20%*     0.18%          0.20%          0.17%        0.23%             0.23%*
Ratio of net investment income to
 average net assets+                      5.61%*     5.52%          5.52%          5.70%        3.62%             3.13%*
Total return                              2.80%**    5.60%          5.66%          5.85%        3.66%             3.21%**

Note: If agents of the Fund and agents of Cash Reserves Portfolio had not waived all or a portion of their fees during the period indicated, the net investment income per share and the ratios would have been as follows:

Net investment income per share        $0.02459   $0.04844       $0.04921       $0.05050     $0.03094          $0.02339
RATIOS:
Expenses to average net assets+           0.78%*     0.80%          0.80%          0.84%        0.86%             0.81%*
Net investment income to
 average net assets+                      5.03%*     4.90%          4.92%          5.03%        2.98%             2.55%*
-----------------------------------------------------------------------------------------------------------------------------

 + Includes the Fund's share of Cash Reserves Portfolio's allocated expenses
 * Annualized
** Not Annualized

See notes to financial statements

CITIFUNDS INSTITUTIONAL LIQUID RESERVES
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES CitiFunds Institutional Liquid Reserves (the "Fund") is a separate diversified series of CitiFunds Institutional Trust (the "Trust"), a Massachusetts business trust. Effective January 2, 1998 the Landmark Institutional Liquid Reserves changed its name to CitiFunds Institutional Liquid Reserves. The Trust also changed its name from Landmark Institutional Trust to CitiFunds Institutional Trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund invests all of its investable assets in Cash Reserves Portfolio (the "Portfolio"), a management investment company for which Citibank, N.A. ("Citibank") serves as Investment Adviser. CFBDS, Inc. ("CFBDS"), (formerly Landmark Funds Broker-Dealer Services, Inc.) acts as the Trust's Administrator and Distributor. Citibank also serves as Sub-Administrator and makes Fund shares available to customers as Shareholder Servicing Agents.

   The Trust seeks to achieve the Fund's investment objective to provide liquidity and as high a level of current income as is consistent with the preservation of capital by investing all of its investable assets in the Portfolio, an open-end, diversified management investment company having the same investment objective as the Fund. The value of such investment reflects the Fund's proportionate interest (33.5% at February 28, 1998) in the net assets of the Portfolio.

   The financial statements of the Portfolio, including the portfolio of investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Fund are as follows:

   A. INVESTMENT VALUATION Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

   B. INVESTMENT INCOME The Fund earns income, net of Portfolio expenses, daily based on its investment in the Portfolio.

   C. FEDERAL TAXES The Fund's policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its taxable income. Accordingly, no provision for federal income or excise tax is necessary.

   D. EXPENSES The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and CFBDS. Expenses incurred by the Trust with respect to any two or more Funds in the series are allocated in proportion to the average net assets of each fund, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund. The Fund's share of the Portfolio's expenses are charged against and reduce the amount of the Fund's investment in the Portfolio.

2. DIVIDENDS The net income of the Fund is determined once daily, as of 3:00 p.m., Eastern time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the shareholder's Shareholder Servicing Agent) on or prior to the last business day of the month.

3. ADMINISTRATIVE SERVICES PLAN The Trust has adopted an Administrative Services Plan which provides that the Trust, on behalf of each Fund, may obtain the services of an Administrator, one or more Shareholder Servicing Agents, and other Servicing Agents and may enter into agreements providing for the payment of fees for such services. Under the Trust's Administrative Services Plan, the aggregate of the fees paid to the Administrator from the Fund under such Plan and of the fees paid to the Shareholder Servicing Agents from the Fund may not exceed 0.45% of the Fund's average daily net assets on an annualized basis for the Fund's then-current fiscal year.

   A. ADMINISTRATIVE FEES Under the terms of an Administrative Services Agreement, CFBDS is entitled to an administrative fee from the Fund, as compensation for overall administrative services and general office facilities, which is accrued daily and paid monthly at an annual rate of 0.35% of the Fund's average daily net assets. The Administrative fees amounted to $5,288,268 of which $4,020,688 was voluntarily waived for the six months ended February 28, 1998. Citibank acts as Sub-Administrator and performs such duties and receives such compensation from CFBDS as from time to time is agreed to by CFBDS and Citibank. The Fund pays no compensation directly to any Trustee or to any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Fund from the Administrator or its affiliates. Certain of the officers and a Trustee of the Fund are officers and a director of the Administrator or its affiliates.

   B. SHAREHOLDER SERVICING AGENTS FEES The Trust, on behalf of the Fund, has entered into shareholder servicing agreements with each Shareholder Servicing Agent pursuant to which that Shareholder Servicing Agent acts as an agent for its customers and provides other related services. For their services, each Shareholder Servicing Agent receives fees from the Fund, which may be paid periodically, which may not exceed, on an annualized basis, an amount equal to 0.10% of the average daily net assets of the Fund represented by shares owned during the period for which payment has been made by investors for whom such Shareholder Servicing Agent maintains a servicing relationship. The Shareholder Servicing Agents fees amounted to $1,510,934, all of which was voluntarily waived for the six months ended February 28, 1998.

4. DISTRIBUTION FEES The Trust has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, in which the Fund reimburses the Distributor for expenses incurred or anticipated in connection with the sale of shares of the Fund, at an annual rate not to exceed 0.10% of the Fund's average daily net assets of the Fund. The Distribution fees amounted to $1,510,934, all of which was voluntarily waived for the six months ended February 28, 1998. The Distributor has voluntarily agreed to assume all distribution expenses through February 28, 1998.

5. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest ($0.00001 par value).

6. INVESTMENT TRANSACTIONS Increases and decreases in the Fund's investment in the Portfolio aggregated $7,582,541,953 and $6,742,810,237 respectively, for the six months ended February 28, 1998.

CASH RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS                                       February 28, 1998
(Unaudited)

                                                  PRINCIPAL
                                                     AMOUNT
ISSUER                                       (000'S OMITTED)             VALUE
--------------------------------------------------------------------------------
ASSET BACKED -- 9.8%
--------------------------------------------------------------------------------
Asset Backed Securities
   Investment Trust
   5.625% due 6/15/98                           $   157,000       $  156,990,756
Steers
   5.625% due 10/15/98                              160,000          160,000,000
   5.625% due 11/10/98                              191,000          190,974,441
Strategic Money Market
   Trust Receipts
   5.625% due 3/05/99                               213,000          213,000,000
Strats Trust
   5.647% due 12/15/98                              130,000          130,000,000
                                                                  --------------
                                                                     850,965,197
                                                                  --------------
BANK NOTES -- 12.7%
--------------------------------------------------------------------------------
Bank America of Chicago
   5.85% due 3/13/98                                100,000           99,996,717
Bank of New York
   5.50% due 2/17/99                                100,000           99,935,194
FCC National Bank
   5.70% due 4/07/98                                200,000          199,992,380
   5.64% due 7/02/98                                100,000           99,970,640
   5.86% due 10/02/98                               100,000           99,966,353
First USA Bank
   5.715% due 4/29/98                               100,000          100,018,929
Key Bank National
   Association
   5.66% due 7/07/98                                100,000           99,976,228
   5.655% due 9/28/98                               200,000          199,916,652
Morgan Guaranty
   Trust Co.
   5.93% due 8/31/98                                100,000           99,980,938
                                                                  --------------
                                                                   1,099,754,031
                                                                  --------------
CERTIFICATES OF DEPOSIT (DOMESTIC) -- 2.3%
--------------------------------------------------------------------------------
Morgan Guaranty
   Trust Co.
   5.85% due 3/16/98                                100,000           99,998,024
   5.55% due 2/02/99                                100,000          100,000,000
                                                                  --------------
                                                                     199,998,024
                                                                  --------------
CERTIFICATES OF DEPOSIT (YANKEE) -- 37.9%
--------------------------------------------------------------------------------
Bank America National
   Association
   5.64% due 6/30/98                                200,000          199,942,538
Bank of Nova Scotia
   5.89% due 9/16/98                                150,000          149,961,093
Bank of Tokyo Mitsubishi
   5.75% due 3/30/98                                100,000          100,000,000
   5.77% due 3/30/98                                200,000          200,000,000
   6.00% due 4/06/98                                100,000          100,000,000
Barclays Bank
   5.84% due 3/11/98                                100,000           99,999,292
   5.82% due 10/05/98                               200,000          199,943,126
   5.53% due 2/23/99                                100,000           99,943,534
Bayeriche Landesbank
   5.86% due 7/17/98                                100,000           99,979,957
Bayerische Vereinsbank
   5.71% due 10/06/98                                30,000           29,992,791
   5.70% due 1/07/99                                100,000           99,967,345
Canadian Imperial Bank
   5.86% due 8/10/98                                 70,000           69,984,922
Credit Suisse
   5.84% due 3/11/98                                 30,000           29,999,788
   5.73% due 10/07/98                               300,000          300,000,000
   5.73% due 11/09/98                               125,000          125,000,000
Deutsche Bank
   5.85% due 10/20/98                                90,000           89,972,637
   5.62% due 2/26/99                                100,000           99,952,587
   5.65% due 3/02/99                                100,000           99,952,075
Dresdner Bank
   5.95% due 10/20/98                                70,000           70,035,067
Natwest BankCorp
   5.933% due 6/26/98                               100,000           99,979,497
Rabobank Nederland
  6.18% due 5/01/98                                100,000           99,996,864
Royal Bank of Canada
   6.08% due 5/27/98                                 75,000           75,013,663
   5.93% due 9/15/98                                150,000          149,953,570
   5.54% due 2/16/99                                200,000          199,868,375
Societe Generale Bank
   5.87% due 3/03/98                                125,000          124,999,869
   5.86% due 7/21/98                                 50,000           49,992,609
   5.77% due 10/07/98                                66,000           65,995,259
Swiss Bank Corp.
   5.69% DUE 1/07/99                                150,000          149,926,533
                                                                  --------------
                                                                   3,280,352,991
                                                                  --------------
COMMERCIAL PAPER -- 12.7%
--------------------------------------------------------------------------------
Associates Corp. of
   North America
   5.67% due 3/02/98                                150,000          150,000,000
Atlantis One Fundings Corp.
   5.50% due 4/07/98                                 97,745           96,908,737
Caisse D. Amortissement
   5.68% due 6/11/98                                100,000           98,406,444
Diageo Capital PLC
   5.45% due 8/31/98                                100,000           97,244,722
Ford Motor Credit Co.
   5.70% DUE 3/02/98                                100,000          100,000,000
General Electric Capital Corp.
   5.68% due 3/24/98                                150,000          149,479,333
J. P. Morgan & Co., Inc.
   5.64% due 6/15/98                                100,000           98,355,000
 Merrill Lynch & Co., Inc.
   5.67% due 6/01/98                                100,000           98,566,750
Prudential Fundings Corp.
   5.67% due 3/02/98                                100,000          100,000,000
Receivables Capital Corp.
   5.53% due 3/05/98                                110,290          110,239,175
                                                                  --------------
                                                                   1,099,200,161
                                                                  --------------
CORPORATE NOTES -- 9.0%
--------------------------------------------------------------------------------
Associates Corp. of
   North America
   5.71% due 1/04/99                                200,000          199,899,874
Bank One, Columbus
   5.59% due 5/14/98                                 75,000           74,989,845
Bank One, Wisconsin
   5.58% due 10/23/98                               100,000           99,949,710
Key Bank National
   Association
   5.65% due 7/02/98                                100,000           99,973,895
Morgan Stanley
   Group, Inc.
   5.76% due 5/18/98                                 75,000           75,000,000
PNC Bank National
   Association
   5.74% due 10/02/98                               230,000          229,907,930
                                                                  --------------
                                                                     779,721,254
                                                                  --------------
MEDIUM TERM NOTES -- 5.5%
--------------------------------------------------------------------------------
Abbey National Treasury
   Services
   6.00% due 6/17/98                                100,000           99,988,796
   5.54% due 1/20/99                                125,000          124,980,830
   5.525% due 1/26/99                               100,000           99,960,952
Sigma Finance Corp.
   5.94% due 11/17/98                               150,000          150,000,000
                                                                  --------------
                                                                     474,930,578
                                                                  --------------
PROMISSORY NOTES -- 4.1%
Goldman Sachs Group
   5.625% due 11/13/98                              350,000          350,000,000
                                                                  --------------
TIME DEPOSITS -- 7.0%
--------------------------------------------------------------------------------
Den Danske
   5.531% due 3/02/98                               150,000          150,000,000
First Union National Bank
   5.438% due 3/02/98                               153,820          153,820,000
Harris Trust and
   Savings Bank
   5.719% due 3/02/98                               150,000          150,000,000
Nationsbank
   5.50% due 3/02/98                                150,000          150,000,000
                                                                  --------------
                                                                     603,820,000
                                                                  --------------
TOTAL INVESTMENTS AT
   AMORTIZED COST                                     101.0%       8,738,742,236
OTHER ASSETS,
   LESS LIABILITIES                                    (1.0)        (89,586,231)
                                                      -----       --------------
 NET ASSETS                                           100.0%      $8,649,156,005
                                                      -----       --------------

See notes to financial statements

CASH RESERVES PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

FEBRUARY 28, 1998 (Unaudited)
--------------------------------------------------------------------------------
ASSETS:
Investments at value (Note 1A)                                    $8,738,742,236
Cash                                                                         898
Interest receivable                                                  109,503,307
--------------------------------------------------------------------------------
 Total assets                                                      8,848,246,441
--------------------------------------------------------------------------------
LIABILITIES:
Payable for investment purchased                                     198,184,037
Payable to affiliate--Investment Advisory fee (Note 2A)                  529,266
Accrued expenses and other liabilities                                   377,133
--------------------------------------------------------------------------------
 Total liabilities                                                   199,090,436
--------------------------------------------------------------------------------
NET ASSETS                                                        $8,649,156,005
--------------------------------------------------------------------------------
REPRESENTED BY:
Paid-in capital for beneficial interests                          $8,649,156,005
--------------------------------------------------------------------------------

CASH RESERVES PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 1998 (Unaudited)
--------------------------------------------------------------------------------
INTEREST INCOME (Note 1B):                                          $256,547,997
EXPENSES:
Investment Advisory fees (Note 2A)                  $6,618,719
Administrative fees (Note 2B)                        2,206,240
Custodian fees                                         656,895
Auditing fees                                           26,500
Trustees' fees                                          23,334
Legal fees                                              17,783
Other                                                   135,055
--------------------------------------------------------------------------------
 Total expenses                                       9,684,526
Less aggregate amounts waived by
Investment Adviser
 and Administrator (Notes 2A, and 2B)                (5,247,106)
Less fees paid indirectly (Note 1E)                        (547)
--------------------------------------------------------------------------------
 Net expenses                                                          4,436,873
--------------------------------------------------------------------------------
Net investment income                                               $252,111,124
--------------------------------------------------------------------------------
See notes to financial statements

CASH RESERVES PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

---------------------------------------------------------------------------------------------------
                                                            SIX MONTHS ENDED
                                                            FEBRUARY 28, 1998    YEAR ENDED
                                                               (Unaudited)     AUGUST 31, 1997
--------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets from
Operations:
Net investment income                                         $ 252,111,124    $ 339,604,126
--------------------------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions                                  16,267,169,184   33,685,999,190
Value of withdrawals                                        (15,527,524,243) (30,810,390,668)
--------------------------------------------------------------------------------------------------
Net increase in net assets from
 capital transactions                                           739,644,941    2,875,608,522
--------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                                      991,756,065    3,215,212,648
--------------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                           7,657,399,940    4,442,187,292
--------------------------------------------------------------------------------------------------
End of period                                               $ 8,649,156,005  $ 7,657,399,940
--------------------------------------------------------------------------------------------------

CASH RESERVES PORTFOLIO
FINANCIAL HIGHLIGHTS

                                   SIX MONTHS
                                      ENDED
                                   FEBRUARY 28,                           YEAR ENDED AUGUST 31,
                                       1998     -----------------------------------------------------------------------
                                   (Unaudited)        1997          1996           1995          1994         1993
-----------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA:
Net assets (000's omitted)          $8,649,156     $7,657,400    $4,442,187     $4,765,406    $2,147,361    $781,470
Ratio of expenses to
 average net assets                      0.10%+         0.10%         0.10%          0.10%         0.11%       0.20%
Ratio of net investment
 income to average
 net assets                              5.68%+         5.57%         5.64%          5.88%         3.87%       3.15%

Note: If agents of the Portfolio had not voluntarily waived a portion of their fees for the periods indicated, the ratios would have been as follows:

RATIOS:
Expenses to average
 net assets                              0.22%+         0.23%         0.23%         0.23%          0.24%       0.25%
Net investment income
 to average net assets                   5.56%+         5.44%         5.50%         5.75%          3.74%       3.10%
-----------------------------------------------------------------------------------------------------------------------

+ Annualized

See notes to financial statements

CASH RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES Cash Reserves Portfolio (the "Portfolio") is registered under the U.S. Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. Signature Financial Group (Grand Cayman), Ltd. ("SFG") acts as the Portfolio's Administrator and Citibank, N.A. ("Citibank") acts as the Investment Adviser.

   The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Portfolio are as follows:

   A. Valuation of Investments Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio's use of amortized cost is subject to the Portfolio's compliance with certain conditions as specified under Rule 2a-7 of the U.S. Investment Company Act of 1940.

   B. Interest Income and Expenses Interest income consists of interest accrued and discount earned (including both original issue and market discount) on the investments of the Portfolio, accrued ratably to the date of maturity, plus or minus net realized gain or loss, if any, on investments. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG.

   C. U.S. Federal Income Taxes The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

   D. Repurchase Agreements It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

   E. Fees Paid Indirectly The Portfolio's custodian bank calculates its fees based on the Portfolio's average daily net assets. The fees are reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

   F. Other Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

2. INVESTMENT ADVISORY FEES AND ADMINISTRATIVE FEES
   A. Investment Advisory Fee -- The Investment advisory fees paid to Citibank, as compensation for overall investment management services, amounted to $6,618,719, of which $3,040,866 was voluntarily waived for the six months ended February 28, 1998. The investment advisory fees are computed at an annual rate of 0.15% of the Portfolio's average daily net assets.

   B. Administrative Fees -- Under the terms of an Administrative Services Agreement, the administrative fee paid to the Administrator, as compensation for overall administrative services and general office facilities, are computed at the annual rate of 0.05% of the Portfolio's average daily net assets. The Administrative fees amounted to $2,206,240, all of which were voluntarily waived for the six months ended February 28, 1998. The Portfolio pays no compensation directly to any Trustee or to any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Portfolio from the Administrator or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Administrator or its affiliates.

3. INVESTMENT TRANSACTIONS Purchases, maturities and sales of money market instruments aggregated $165,501,676,391 and $164,382,220,872, respectively, for the six months ended February 28, 1998.

4. LINE OF CREDIT The Portfolio, along with other CitiFunds, entered into an agreement with a bank which allows the Funds collectively to borrow up to $60 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended February 28, 1998, the commitment fee allocated to the Portfolio was $15,151. Since the line of credit was established, there have been no borrowings.

TRUSTEES AND OFFICERS
Philip W. Coolidge*, President
Riley C. Gilley
Diana R. Harrington
Susan B. Kerley

SECRETARY
Linda T. Gibson*

TREASURER
John R. Elder*

*Affiliated Person of Administrator and Distributor

INVESTMENT ADVISER
(OF CASH RESERVES PORTFOLIO)
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

ADMINISTRATOR AND DISTRIBUTOR
CFBDS, Inc.
21 Milk Street, 5th Floor, Boston, MA 02109
(617) 423-1679

TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

AUDITORS
Price Waterhouse LLP
160 Federal Street, Boston, MA 02110

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street, Boston, MA 02110

THE CITIFUNDS FAMILY

LARGE CAP STOCKS
o CitiFunds Growth & Income Portfolio
o CitiFunds Large Cap Growth Portfolio

SMALL CAP STOCKS
o CitiFunds Small Cap Growth Portfolio
o CitiFunds Small Cap Value Portfolio

INTERNATIONAL STOCKS
o CitiFunds International Growth & Income Portfolio

GROWTH WITH INCOME
o CitiFunds Balanced Portfolio

BONDS
o CitiFunds Intermediate Income Portfolio
o CitiFunds Short-Term U.S. Government Income Portfolio
o CitiFunds New York Tax Free Income Portfolio
o CitiFunds National Tax Free Income Portfolio

MONEY MARKETS
o CitiFunds Cash Reserves
o CitiFunds U.S. Treasury Reserves
o CitiFunds Tax Free Reserves
o CitiFunds New York Tax Free Reserves
o CitiFunds California Tax Free Reserves
o CitiFunds Connecticut Tax Free Reserves

PREMIUM MONEY MARKETS
o CitiFunds Premium Liquid Reserves
o CitiFunds Premium U.S. Treasury Reserves

INSTITUTIONAL MONEY MARKETS
o CitiFunds Institutional Liquid Reserves
o CitiFunds Institutional U.S. Treasury Reserves
o CitiFunds Institutional Tax Free Reserves
o CitiFunds Institutional Cash Reserves

This report is prepared for the information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.

For more information contact your Service Agent or call 1-800-625-4554

CitiFunds are made available by CFBDS, Inc. as distributor.

(C)1998 Citicorp      [Recycle Logo] Printed on recycled paper    CFS/INS LI/298

                                          Semi-Annual Report o February 28, 1998

[LOGO]

Institutional
U.S. Treasury Reserves


[Graphic Omitted]

                                                                   MONEY MARKETS


--------------------------------------------------------------------------------
                              INVESTMENT PRODUCTS:
              NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
--------------------------------------------------------------------------------

TABLE OF CONTENTS
Letter to Our Shareholders                                                     1
--------------------------------------------------------------------------------
Portfolio Environment and Outlook                                              2
--------------------------------------------------------------------------------
Fund Facts                                                                     3
--------------------------------------------------------------------------------
Fund Performance                                                               4
--------------------------------------------------------------------------------

CITIFUNDS INSTITUTIONAL U.S. TREASURY RESERVES

Statement of Assets and Liabilities                                            5
--------------------------------------------------------------------------------
Statement of Operations                                                        6
--------------------------------------------------------------------------------
Statement of Changes in Net Assets                                             7
--------------------------------------------------------------------------------
Financial Highlights                                                           8
--------------------------------------------------------------------------------
Notes to Financial Statements                                                  9
--------------------------------------------------------------------------------

U.S. TREASURY RESERVES PORTFOLIO

Portfolio of Investments                                                      12
--------------------------------------------------------------------------------
Statement of Assets and Liabilities                                           13
--------------------------------------------------------------------------------
Statement of Operations                                                       13
--------------------------------------------------------------------------------
Statement of Changes in Net Assets                                            14
--------------------------------------------------------------------------------
Financial Highlights                                                          14
--------------------------------------------------------------------------------
Notes to Financial Statements                                                 15
--------------------------------------------------------------------------------

LETTER TO OUR SHAREHOLDERS
Dear Shareholder:

The six-month period ended February 28, 1998 was a good one for most financial assets, especially U.S. stocks and bonds. A remarkably resilient economy, low rates of inflation and lower interest rates were primarily responsible for the above-average returns provided by longer-term investments. However, shorter-term assets -- including money market securities -- did not share the benefits these positive economic influences provided. As interest rates declined during the period, so did yields on most money market securities.

   Nonetheless, we are pleased with the performance of CitiFundsSM Institutional U.S. Treasury Reserves. Despite the difficult market environment for short-term fixed-income securities, the portfolio continued to provide shareholders with a competitive level of investment income from short-term U.S. Treasury securities.

   Among other highlights of the reporting period, your Fund has changed its name to CitiFunds Institutional U.S. Treasury Reserves. The Fund's investment objective and management approach remain the same.

   Finally, we would like to thank you for your continued confidence and participation.

    Sincerely,

/s/ PHILIP COOLIDGE
    Philip W. Coolidge
    President
    March 20, 1998

PORTFOLIO ENVIRONMENT AND OUTLOOK

SHORT-TERM INTEREST RATES GENERALLY DECLINED OVER THE PAST SIX MONTHS. At the same time, the U.S. economy continued to grow in the late stages of one of the longest expansions since World War II. Unlike previous economic cycles, however, this one has been particularly notable for its persistently low inflation rate. Inflation has remained benign despite strong economic growth -- about 4% in 1997 -- and low unemployment.

   A crisis in emerging Asian markets, where currency devaluations in late October led to sharp drops in stock and bond markets, provided more reason for investors and economists to conclude that inflation would not soon become a problem. Dramatically lower demand from Asia for certain goods and services from multinational companies based in the U.S. was expected to dampen domestic economic growth and forestall dormant inflation pressures. Accordingly, the Federal Reserve maintained its monetary policy, neither raising nor lowering key short-term interest rates.

   OUR STRATEGY HAS BEEN TO ATTEMPT TO MAINTAIN HIGH YIELDS in this environment by managing the average maturity of the portfolio in anticipation of changes in short-term interest rates. As interest rates declined, we maintained a relatively long average maturity in order to capture higher yields for as long as possible. However, because yields on longer-dated money market securities declined more rapidly than yields on shorter-dated notes, opportunities to capture higher yields were limited using this strategy. In addition, to maintain its AAA rating, the portfolio does not exceed an average maturity of 60 days.

   What's more, yields on U.S. Treasury securities were unusually low relative to other types of money market securities during the six-month period. This was primarily a result of the federal government's progress toward balancing its budget. A strong economy boosted tax revenues at the same time that a restrictive fiscal policy curbed spending. Because the federal government has less need to borrow under such conditions, the available supply of U.S. Treasury bills and notes has become increasingly limited. Yet, demand for these investments remains high from domestic and overseas investors seeking the unparalleled credit quality of investments backed by the U.S. government.

   WE EXPECT YIELDS ON MONEY MARKET SECURITIES TO MOVE MODESTLY LOWER. If our economic forecast is correct, longer-term interest rates should continue to decline modestly in response to slower U.S. economic growth. We believe that the Federal Reserve Board would have little reason to raise interest rates in a slow-growth environment. In fact, it is possible that the Federal Reserve might reduce key short-term interest rates to stimulate growth if the economy falters.

   Whatever the next six months hold, we will continue to manage the portfolio according to the approach we have followed for years. We intend to adjust the average maturity in anticipation of changes in interest rates and shift assets among the sectors of the short-term money market that we believe are most attractive. We believe that this strategy will provide competitive returns commensurate with a stable principal value.

FUND FACTS

FUND OBJECTIVE
To provide liquidity and as high a level of current income from U.S. Government obligations as is consistent with the preservation of capital.

INVESTMENT ADVISER,                     DIVIDENDS
U.S. TREASURY RESERVES PORTFOLIO        Declared daily, paid monthly
Citibank, N.A.                          BENCHMARK
COMMENCEMENT OF OPERATIONS                Lipper S&P AAA rated Taxable
October 2, 1992                           Institutional U.S. Treasury Money
NET ASSETS AS OF 2/28/98                  Market Funds Average
$214.4 million

FUND PERFORMANCE
TOTAL RETURNS

                                                                        SINCE
ALL PERIODS ENDED FEBRUARY 28, 1998           SIX       ONE    FIVE    10/2/92
  (Unaudited)                                MONTHS**   YEAR   YEARS* INCEPTION*
--------------------------------------------------------------------------------
CitiFunds Institutional U.S. Treasury
  Reserves                                  2.52%    5.15%   4.60%      4.48%
Lipper S&P AAA rated Taxable Institutional
  U.S. Treasury Money Market Funds Average  2.57%    5.21%   4.57%      4.47%+

 * Average Annual Total Return
** Not Annualized
 + From 9/30/92

7-DAY YIELDS
Annualized Current                   4.97%
Effective                            5.10%

The Annualized Current 7-Day Yield reflects the amount of income generated by the investment during the seven day period and assumes that the income is generated each week over a 365 day period. The yield is shown as a percentage of the investment.

The Effective 7-Day Yield is calculated similarly, but when annualized the income earned by the investment during the seven day period is assumed to be reinvested. The effective yield is slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

Note: A money market fund's yield more closely reflects the current earnings of the fund than does the total return.

Note: The Fund seeks to maintain a stable $1.00 per share price, although there is no assurance that this will be so on a continuing basis. Fund shares are not insured or guaranteed by the U.S. Government. Yields and total returns will fluctuate and past performance is no guarantee of future results. Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's returns and yields would have been lower.

CITIFUNDS INSTITUTIONAL U.S. TREASURY RESERVES
STATEMENT OF ASSETS AND LIABILITIES

FEBRUARY 28, 1998 (Unaudited)
--------------------------------------------------------------------------------
ASSETS:
Investment in U.S. Treasury Reserves Portfolio, at value (Note 1)   $208,062,091
Receivable for shares of beneficial interest sold                      6,504,974
--------------------------------------------------------------------------------
    Total assets                                                     214,567,065
--------------------------------------------------------------------------------
LIABILITIES:
Dividend Payable                                                         143,204
Accrued expenses and other liabilities                                    72,216
--------------------------------------------------------------------------------
    Total liabilities                                                    215,420
--------------------------------------------------------------------------------
NET ASSETS for 214,351,645 shares of beneficial interest
  outstanding                                                       $214,351,645
--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Paid-in capital                                                     $214,351,645
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PRICE PER SHARE            $1.00
--------------------------------------------------------------------------------

See notes to financial statements

CITIFUNDS INSTITUTIONAL U.S. TREASURY RESERVES
STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 1998 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME (Note 1A):
Income from U.S. Treasury Reserves Portfolio              $7,729,823
Allocated expenses from U.S. Treasury Reserves Portfolio    (146,755)
--------------------------------------------------------------------------------
                                                                      $7,583,068
EXPENSES:
Administrative fees (Note 3A)                                512,191
Shareholder Servicing Agents' fees (Note 3B)                 146,340
Distribution fees (Note 4)                                   146,340
Shareholder reports                                           12,774
Custodian fees                                                10,732
Transfer agent fees                                            8,500
Audit fees                                                     5,000
Legal fees                                                     4,410
Trustee fees                                                   4,057
Miscellaneous                                                 10,215
--------------------------------------------------------------------------------
    Total expenses                                           860,559
Less aggregate amounts waived by Administrator,
  Shareholder Servicing Agent and Distributor
  (Notes 3A, 3B and 4)                                      (640,761)
--------------------------------------------------------------------------------
    Net expenses                                                         219,798
--------------------------------------------------------------------------------
Net investment income                                                 $7,363,270
--------------------------------------------------------------------------------

See notes to financial statements


CITIFUNDS INSTITUTIONAL U.S. TREASURY RESERVES
STATEMENT OF CHANGES IN NET ASSETS

                                                  SIX MONTHS ENDED
                                                    FEBRUARY 28,
                                                        1998          YEAR ENDED
                                                    (Unaudited)     AUGUST 31, 1997
----------------------------------------------------------------------------------
FROM INVESTMENT ACTIVITIES:
Net investment income, declared as dividends
  to shareholders (Note 2):                         $  7,363,270    $   13,975,937
----------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST AT
NET ASSET VALUE OF $1.00 PER SHARE (Note 5):
Proceeds from sale of shares                        $622,737,550    $1,020,244,321
Net asset value of shares issued to shareholders
  from reinvestment of dividends                       6,254,215        11,873,328
Cost of shares repurchased                          (720,990,056)     (939,162,365)
-----------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                (91,998,291)       92,955,284
-----------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                  306,349,936       213,394,652
-----------------------------------------------------------------------------------
End of period                                       $214,351,645    $  306,349,936
----------------------------------------------------------------------------------

See notes to financial statements

FINANCIAL HIGHLIGHTS

                                                                                     OCTOBER 2,
                                                                                        1992
                                                                                    (COMMENCEMENT
                   SIX MONTHS                                                            OF
                     ENDED                                            EIGHT MONTHS   OPERATIONS)
                  FEBRUARY 28,         YEAR ENDED AUGUST 31,             ENDED           TO
                      1998     --------------------------------------  AUGUST 31,   DECEMBER 31,
                  (Unaudited)    1997      1996      1995      1994       1993          1992
------------------------------------------------------------------------------------------------
Net Asset Value,
 beginning of
 period             $1.00000   $1.00000  $1.00000  $1.00000  $1.00000   $1.00000      $ 1.00000
Net investment
 income              0.02767    0.04994   0.05051   0.05200   0.03312    0.01974        0.00736
Less dividends
 from net
 investment income   (0.02767) (0.04994) (0.05051) (0.05200) (0.03312)   (0.01974)     (0.00736)
-------------------------------------------------------------------------------------------------
Net Asset Value,
 end of
 period             $1.00000   $1.00000  $1.00000  $1.00000  $1.00000   $1.00000      $ 1.00000
-------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of
 period (000's
 omitted)           $214,352   $306,350  $213,395  $120,731  $150,911   $ 48,475      $  13,594
Ratio of expenses
 to average net
 assets+              0.25%*      0.25%     0.25%     0.25%     0.23%     0.20%*         0.20%*
Ratio of net
 investment income
 to average net
 assets+              5.00%*      5.01%     5.03%     5.23%     3.40%     2.99%*         3.20%*
Total return         2.52%**      5.11%     5.17%     5.33%     3.36%    3.01%**        3.19%**

Note: If Agents of the Fund and agents of U.S. Treasury Reserves Portfolio had not waived all or a portion of their fees during the periods indicated, the net investment income per share and the ratios would have been as follows:
Net investment
 income per share   $0.02468   $0.04416  $0.04428  $0.04593  $0.02679   $0.01208      $ 0.00359
RATIOS:
Expenses to
 average net
 assets+              0.82%*      0.83%     0.87%     0.85%     0.88%     1.36%*         1.85%*
Net investment
 income to average
 net assets+          4.46%*      4.43%     4.41%     4.62%     2.75%     1.83%*         1.56%*

----------------------------------------------------------------------------------------------

 + Includes the Fund's share of U.S. Treasury Reserves Portfolio's allocated expenses.
 * Annualized
** Not Annualized

  See notes to financial statements

CITIFUNDS INSTITUTIONAL U.S. TREASURY RESERVES
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES CitiFunds Institutional U.S. Treasury Reserves (the 'Fund') is a diversified separate series of CitiFunds Institutional Trust (the 'Trust'), a Massachusetts business trust. Effective January 2, 1998, Landmark U.S. Treasury Reserves changed its name to CitiFunds Institutional U.S. Treasury Reserves. The Trust also changed its name from Landmark Institutional Trust to CitiFunds Institutional Trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund invests all of its investable assets in U.S. Treasury Reserves Portfolio (the 'Portfolio'), a management investment company for which Citibank, N.A. ('Citibank') serves as Investment Adviser. CFBDS, Inc. ('CFBDS'), (formerly Landmark Funds Broker-Dealer Services, Inc.), acts as the Trust's Administrator and Distributor. Citibank also serves as Sub-Administrator and makes shares available to customers through various Shareholder Servicing Agents.

   The Trust seeks to achieve the Fund's investment objective of providing shareholders with liquidity and as high a level of current income from U.S. Government obligations as is consistent with preservation of capital by investing all of its investable assets in the Portfolio, an open-end, diversified management investment company having the same investment as the Fund. The value of such investment reflects the Fund's proportionate interest (25.9% at February 28, 1998) in the net assets of the Portfolio.

   The financial statements of the Portfolio, including the portfolio of investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Fund are in conformity with generally accepted accounting principles and are as follows:

   A. Investment Income The Fund earns income, net of Portfolio expenses, daily on its investment in the Portfolio.

   B. Federal Taxes The Fund's policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its taxable income. Accordingly, no provision for federal income or excise tax is necessary.

   C. Expenses The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and CFBDS. Expenses incurred by the Trust with respect to any two or more Funds in a series are allocated in proportion to the average net assets of each Fund, except where allocations of direct expenses to each Fund can otherwise be made fairly. Expenses directly attributable to a Fund are charged to that Fund.

   D. Other All the net investment income of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio at the time of such determination.

   2. DIVIDENDS The net income of the Fund is determined once daily, as of 12:00 noon, Eastern standard time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the shareholder's Shareholder Servicing Agent) on or prior to the last business day of the month.

   3. ADMINISTRATIVE SERVICES PLAN The Trust has adopted an Administrative Services Plan which provides that the Trust, on behalf of each Fund, may obtain the services of an Administrator, one or more Shareholder Servicing Agents, and other Servicing Agents and may enter into agreements providing for the payment of fees for such services. Under the Trust's Administrative Services Plan, the aggregate of the fee paid to the Administrator from the Fund and of the fees paid to the Shareholder Servicing Agents from the Fund under such plan may not exceed 0.45% of the Fund's average daily net assets on an annualized basis for the Fund's then-current fiscal year.

   A. Administrative Fees Under the terms of an Administrative Services Agreement, CFBDS is entitled to an administrative fee from the Fund, as compensation for overall administrative services and general office facilities, which is accrued daily and paid monthly at the annual rate of 0.35% of the Fund's average daily net assets. The Administrative fees amounted to $512,191, of which $348,081 was voluntarily waived for the six months ended February 28, 1998. Citibank acts as Sub-Administrator and performs such duties and receives such compensation from CFBDS as from time to time is agreed to by CFBDS and Citibank. The Fund pays no compensation directly to any Trustee or to any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Fund from the Administrator or its affiliates. Certain of the officers and a Trustee of the Fund are officers and a director of the Administrator or its affiliates.

   B. Shareholder Servicing Fees The Trust, on behalf of the Fund, has entered into shareholder servicing agreements with each Shareholder Servicing Agent pursuant to which the Shareholder Servicing Agent acts as an agent for its customers and provides other related services. For their services, each Shareholder Servicing Agent receives fees from the Fund, which may be paid periodically, but may not exceed, on an annualized basis, an amount equal to 0.10% of the average daily net assets of the Fund represented by shares owned during the period for which payment is being made by investors for whom such Shareholder Servicing Agent maintains a servicing relationship. The Shareholder Servicing Agent fees amounted to $146,340, all of which was voluntarily waived for the six months ended February 28, 1998.

   4. DISTRIBUTION FEES The Trust has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, in which the Fund reimburses the Distributor for expenses incurred or anticipated in connection with the sale of shares of the Fund, limited to an annual rate of 0.10% of the average daily net assets of the Fund. The Distribution fees amounted to $146,340, all of which was voluntarily waived for the six months ended February 28, 1998.

   5. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest ($0.00001 par value).

   6. INVESTMENT TRANSACTIONS Increases and decreases in the Fund's investment in the Portfolio aggregated $369,043,263 and $475,169,042, respectively, for the six months ended February 28, 1998.

PORTFOLIO OF INVESTMENTS                                       February 28, 1998
(Unaudited)

                        PRINCIPAL
                         AMOUNT
ISSUER               (000'S OMITTED)          VALUE
---------------------------------------------------
U.S. TREASURY BILLS  -- 80.4%
---------------------------------------------------
United States
  Treasury Bills due
  3/05/98                 $ 51,040     $ 51,018,901
United States
  Treasury Bills due
  3/12/98                   79,625       79,514,410
United States
  Treasury Bills due
  3/26/98                  137,833      137,375,348
United States
  Treasury Bills due
  4/02/98                   75,302       74,968,372
United States
  Treasury Bills due
  4/16/98                   85,000       84,442,797
United States
  Treasury Bills due
  4/23/98                 126,8215      125,851,341
United States
  Treasury Bills due
  6/25/98                   22,240       21,876,698
United States
  Treasury Bills due
  7/23/98                   35,037       34,338,383
United States
  Treasury Bills due
  9/17/98                   37,386       36,348,798
                                       ------------
                                        645,735,048
                                       ------------

U.S. TREASURY NOTES  -- 26.6%
---------------------------------------------------
United States
  Treasury
  Notes, 5.13%
  due 3/31/98          $  40,000        $39,993,251
United States
  Treasury
  Notes, 6.13%
  due 3/31/98             35,000         35,019,824
United States
  Treasury
  Notes, 6.13%
  due 5/15/98             32,810         32,861,148
United States
  Treasury
  Notes, 6.25%
  due 6/30/98            105,000        105,320,339
                                        -----------
                                        213,194,562
                                        -----------
TOTAL INVESTMENTS,
  AT AMORTIZED
  COST                     107.0%       858,929,610
OTHER ASSETS, LESS
  LIABILITIES               (7.0)       (56,191,402)
                           -----       ------------
NET ASSETS                 100.0%      $802,738,208
                           -----       ------------

U.S. TREASURY RESERVES PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

FEBRUARY 28, 1998 (Unaudited)
--------------------------------------------------------------------------------
ASSETS:
Investments, at amortized cost (Note 1A)                            $858,929,610
Cash                                                                       2,650
Receivable for investment sold                                        24,895,417
Interest receivable                                                    3,462,594
--------------------------------------------------------------------------------
    Total assets                                                     887,290,271
--------------------------------------------------------------------------------
LIABILITIES:
Payable for investment purchased                                      84,442,797
Payable to affiliate -- Investment Advisory fees (Note 2A)                96,956
Accrued expenses and other liabilities                                    12,310
--------------------------------------------------------------------------------
    Total liabilities                                                 84,552,063
--------------------------------------------------------------------------------
NET ASSETS                                                          $802,738,208
--------------------------------------------------------------------------------
REPRESENTED BY:
Paid-in capital for beneficial interests                            $802,738,208
--------------------------------------------------------------------------------

U.S. TREASURY RESERVES PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 1998 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME (Note 1B)                                         $23,097,277
EXPENSES:
Investment Advisory fees (Note 2A)                      $  655,060
Administrative fees (Note 2B)                              218,353
Custodian fees                                             110,241
Auditing fees                                               11,000
Trustee fees                                                 6,498
Legal fees                                                   7,012
Miscellaneous                                               25,344
--------------------------------------------------------------------------------
    Total expenses                                       1,033,508
Less aggregate amounts waived by Investment Adviser
  and Administrator (Notes 2A and 2B)                     (594,547)
Less fees paid indirectly (Note 1D)                           (416)
--------------------------------------------------------------------------------
    Net expenses                                                        438,545
--------------------------------------------------------------------------------
Net investment income                                               $22,658,732
--------------------------------------------------------------------------------

See notes to financial statements

U.S. TREASURY RESERVES PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                   SIX MONTHS ENDED
                                                     FEBRUARY 28,
                                                         1998          YEAR ENDED
                                                     (Unaudited)     AUGUST 31, 1997
------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income                                $ 22,658,732    $   43,903,935
------------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions                           827,794,709     1,742,310,476
Value of withdrawals                                 (955,625,429)   (1,646,108,001)
------------------------------------------------------------------------------------
Net increase (decrease) in net assets from capital
  transactions                                       (127,830,720)       96,202,475
------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                (105,171,988)      140,106,410
------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                   907,910,196       767,803,786
------------------------------------------------------------------------------------
End of period                                        $802,738,208    $  907,910,196
------------------------------------------------------------------------------------

U.S. TREASURY RESERVES PORTFOLIO
FINANCIAL HIGHLIGHTS

                      SIX MONTHS                                             EIGHT
                        ENDED                                                MONTHS
                     FEBRUARY 28,          YEAR ENDED AUGUST 31,             ENDED      YEAR ENDED
                         1998      --------------------------------------  AUGUST 31,  DECEMBER 31,
                     (Unaudited)     1997      1996      1995      1994       1993         1992
---------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL
DATA:
Net Assets, end of
  period (000's
  omitted)             $802,738    $907,910  $767,804  $832,258  $726,569   $521,818     $590,769
Ratio of expenses to
  average net assets      0.10%+      0.10%     0.10%     0.10%     0.12%      0.20%+       0.24%
Ratio of net
  investment income
  to average net
  assets                  5.16%+      5.15%     5.20%     5.36%     3.43%      2.96%+       3.59%
Note: If the agents of the Portfolio had not voluntarily waived a portion of their fees for the periods indicated and the expenses were not reduced for fees paid indirectly for the years after
August 31, 1995, the ratios would have been as follows:
RATIOS:
Expenses to average
  net assets              0.24%+      0.24%     0.25%     0.25%     0.26%      0.25%+       0.25%
Net investment
  income to average
  net assets              5.02%+      5.01%     5.05%     5.21%     3.30%      2.91%+       3.58%
-------------------------------------------------------------------------------------------------

+ Annualized

See notes to financial statements

U.S. TREASURY RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES U.S. Treasury Reserves Portfolio (the 'Portfolio') is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The Investment Adviser of the Portfolio is Citibank N.A. ('Citibank'). Signature Financial Group (Grand Cayman), Ltd. ('SFG') acts as the Portfolio's Administrator.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Portfolio are as follows:

   A. Valuation of Investments Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. The Portfolio's use of amortized cost is subject to the Portfolio's compliance with certain conditions as specified under Rule 2a-7 of the Investment Company Act of 1940.

   B. Investment Income and Expenses Investment income consists of interest accrued and discount earned (including both original issue and market discount), adjusted for amortization of premium, on the investments of the Portfolio, accrued ratably to the date of maturity, plus or minus net realized gain or loss, if any, on investments. Expenses of the Portfolio are accrued daily.

   C. Federal Income Taxes The Portfolio's policy is to comply with the applicable provisions of the Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

   D. Fees Paid Indirectly The Portfolio's custodian bank calculates its fees based on the Portfolio's average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

   E. Other Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

   2. INVESTMENT ADVISORY FEES AND ADMINISTRATIVE FEES
   A. Investment Advisory Fee The Investment advisory fees paid to Citibank, as compensation for overall investment management services, amounted to $655,060, of which $376,194 was voluntarily waived for the six months ended February 28, 1998. The investment advisory fee is computed at an annual rate of 0.15% of the Portfolio's average daily net assets.

   B. Administrative Fees Under the terms of an Administrative Services Agreement, the administrative fee paid to the Administrator, as compensation for overall administrative services and general office facilities, is accrued daily and paid monthly at the annual rate of 0.05% of the Portfolio's average daily net assets. The Administrative fees amounted to $218,353, all of which was voluntarily waived for the six months ended February 28, 1998. The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Portfolio from the Administrator or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Administrator or its affiliates.

   3. INVESTMENT TRANSACTIONS Purchases, maturities and sales of U.S. Treasury obligations, aggregated $4,195,145,141 and $4,255,621,845, respectively, for the six months ended February 28, 1998.

   4. LINE OF CREDIT The Portfolio, along with other CitiFunds, entered into an agreement with a bank which allows the Funds collectively to borrow up to $60 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended February 28, 1998, the commitment fee allocated to the Portfolio was $1,664. Since the line of credit was established, there have been no borrowings.

TRUSTEES AND OFFICERS
Philip W. Coolidge*, President
Riley C. Gilley
Diana R. Harrington
Susan B. Kerley

SECRETARY
Linda T. Gibson*

TREASURER
John R. Elder*
*Affiliated Person of Administrator and Distributor

INVESTMENT ADVISER
(OF U.S. TREASURY RESERVES PORTFOLIO)
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

ADMINISTRATOR AND DISTRIBUTOR
CFBDS, Inc.
21 Milk Street, 5th Floor, Boston, MA 02109
(617) 423-1679

TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

AUDITORS
Deloitte & Touche LLP
125 Summer Street, Boston, MA 02110

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street, Boston, MA 02110

THE CITIFUNDS FAMILY

LARGE CAP STOCKS
o CitiFunds Growth & Income Portfolio
o CitiFunds Large Cap Growth Portfolio

SMALL CAP STOCKS
o CitiFunds Small Cap Growth Portfolio
o CitiFunds Small Cap Value Portfolio

INTERNATIONAL STOCKS
o CitiFunds International Growth & Income Portfolio

GROWTH WITH INCOME
o CitiFunds Balanced Portfolio

BONDS
o CitiFunds Intermediate Income Portfolio
o CitiFunds Short-Term U.S. Government Income Portfolio
o CitiFunds New York Tax Free Income Portfolio
o CitiFunds National Tax Free Income Portfolio

MONEY MARKETS
o CitiFunds Cash Reserves
o CitiFunds U.S. Treasury Reserves
o CitiFunds Tax Free Reserves
o CitiFunds New York Tax Free Reserves
o CitiFunds California Tax Free Reserves
o CitiFunds Connecticut Tax Free Reserves

This report is prepared for the information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.

For more information contact your Service Agent or call 1-800-625-4554

CitiFunds are made available by CFBDS, Inc. as distributor.

                                          Semi-Annual Report o February 28, 1998

[LOGO]

Institutional
Tax Free Reserves


[Graphic Omitted]

                                                                   MONEY MARKETS


--------------------------------------------------------------------------------
                              INVESTMENT PRODUCTS:
              NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
--------------------------------------------------------------------------------

TABLE OF CONTENTS
Letter to Our Shareholders                                                     1
--------------------------------------------------------------------------------
Portfolio Environment and Outlook                                              2
--------------------------------------------------------------------------------
Fund Facts                                                                     3
--------------------------------------------------------------------------------
Fund Performance                                                               4
--------------------------------------------------------------------------------
CITIFUNDS INSTITUTIONAL TAX FREE RESERVES
Statement of Assets and Liabilities                                            5
--------------------------------------------------------------------------------
Statement of Operations                                                        5
--------------------------------------------------------------------------------
Statement of Changes in Net Assets                                             6
--------------------------------------------------------------------------------
Financial Highlights                                                           6
--------------------------------------------------------------------------------
Notes to Financial Statements                                                  7
--------------------------------------------------------------------------------
TAX FREE RESERVES PORTFOLIO
Portfolio of Investments                                                      10
--------------------------------------------------------------------------------
Statement of Assets and Liabilities                                           17
--------------------------------------------------------------------------------
Statement of Operations                                                       17
--------------------------------------------------------------------------------
Statement of Changes in Net Assets                                            18
--------------------------------------------------------------------------------
Financial Highlights                                                          18
--------------------------------------------------------------------------------
Notes to Financial Statements                                                 19
--------------------------------------------------------------------------------

LETTER TO OUR SHAREHOLDERS
Dear Shareholder:

The six-month period ended February 28, 1998 was a good one for most financial assets, especially U.S. stocks and bonds. A remarkably resilient economy, low rates of inflation and lower interest rates were primarily responsible for the above-average returns provided by longer-term investments. However, shorter-term assets did not share the benefits these positive economic influences provided. As interest rates declined during the period, so did yields on most money market securities.

   Nonetheless, we are pleased with the performance of CitiFundsSM Institutional Tax Free Reserves. Despite the difficult market environment for short-term tax-exempt securities, the portfolio continued to provide shareholders with a competitive level of income that is largely free from federal income taxes.

   Among other highlights of the reporting period, your portfolio has changed its name to CitiFunds Institutional Tax Free Reserves. The fund's investment objective and management approach remain the same.

   Finally, we would like to thank you for your continued confidence and participation.

     Sincerely,

/s/  Philip W. Coolidge

     Philip W. Coolidge
     President
     March 20, 1998

PORTFOLIO ENVIRONMENT AND OUTLOOK

SHORT-TERM INTEREST RATES GENERALLY DECLINED OVER THE PAST SIX MONTHS. At the same time, the U.S. economy continued to grow in the late stages of one of the longest expansions since World War II. Unlike previous economic cycles, however, this one has been particularly notable for its persistently low inflation rate. Inflation has remained benign despite strong economic growth and low unemployment. As a result, fixed-income investors have grown increasingly confident that inflation will not erode the future value of their principal and income. They bid up the prices of bonds accordingly, and yields on money market securities generally fell.

     The tax-exempt bond market also responded during the six-month period to its own unique influences. While changes in the yields of short-term tax-exempt securities generally tracked those of comparable taxable securities, supply-and-demand factors helped keep tax-exempt yields high relative to U.S. Treasury bills and notes. First, demand for short-term investments was relatively constrained because the stellar returns provided by stocks and longer-term bonds provided little incentive for investors to seek the safety of money market funds. In addition, the possibility of changes in the rules governing corporate holdings of municipal bonds reduced business demand for tax-exempt securities. Yet, the available supply of short-term tax-exempt securities rose as municipalities came to the market to take advantage of low interest rates, putting upward pressure on rates.

     WE FOUND ATTRACTIVE INVESTMENT OPPORTUNITIES IN VARIABLE-RATE SECURITIES, which were available with yields up to one percentage point higher than comparable fixed-rate notes. Consequently, variable-rate notes comprised between 60% and 75% of the portfolio's assets on average during the six-month period. Many municipalities used variable-rate securities to refinance their longer-term debt, potentially enabling them to reduce their borrowing costs further if interest rates continue to decline.

     The portfolio's increased exposure to variable-rate securities caused its average maturity to decline from about 50 days at the start of the six-month period to as low as 35 days. Later in the period, we took advantage of technical factors to purchase longer-dated tax-exempt notes at favorable rates of interest, and the portfolio's average maturity rose to as much as 60 days. In our view, our current 'barbell' portfolio structure -- short-term variable-rate securities on one end, longer-term fixed-rate notes on the other -- positions the portfolio well for the future. If short-term tax-exempt yields fall further, the longer-dated, fixed-rate holdings should help us maintain relatively high yields. If interest rates rise, the portfolio's shorter-term, variable-rate securities should help us participate in higher yields as they become available.

     WE BELIEVE THAT MODESTLY LOWER SHORT-TERM INTEREST RATES ARE LIKELY. Ultimately, however, we believe that the direction of tax-exempt money market yields depends upon the U.S. economy and the nation's stock market. If the economy slows, yields of short-term tax-exempt and taxable securities will generally move lower. If slower economic growth causes a stock market correction, investors may shift their assets to the short-term tax-exempt market in order to avoid potential losses. In this case, higher demand for tax-exempt securities may cause yields to decline further.

     Whatever the next six months hold, we will continue to manage the portfolio according to the approach we have followed for years. We intend to adjust the average maturity in anticipation of changes in interest rates and shift assets amount the most attractive sectors of the tax-exempt marketplace. We fully expect this strategy to provide competitive levels of federally tax-exempt income commensurate with a stable principal value.

FUND FACTS

FUND OBJECTIVE
Provide high levels of current income which is exempt from Federal income taxes,* preservation of capital and liquidity

INVESTMENT ADVISER,                     DIVIDENDS
TAX FREE RESERVES PORTFOLIO             Declared daily, paid monthly
Citibank, N.A.

COMMENCEMENT OF OPERATIONS              CAPITAL GAINS
May 21, 1997                            Distributed annually, if any

NET ASSETS AS OF 2/28/98                BENCHMARKS
$66.9 million                             Lipper Institutional Tax Exempt
                                          Money Market Funds Average
                                          IBC Institutional Tax Free Funds
                                          Average

* A portion of the income may be subject to the Federal Alternative Minimum Tax
  (AMT). Consult your personal tax advisor.

FUND PERFORMANCE
TOTAL RETURNS

                                                                          SINCE
                                                         SIX       MAY 21, 1997
ALL PERIODS ENDED FEBRUARY 28, 1998 (Unaudited)       MONTHS**      INCEPTION**
-------------------------------------------------------------------------------

CitiFunds Institutional Tax Free Reserves                 1.73%           2.74%
Lipper Institutional Tax Exempt Money Market Funds
  Average                                                 1.65%           2.50%+

** Not Annualized
 + From 5/31/97
7-DAY YIELDS
Annualized Current               3.29%
Effective                        3.34%


The Annualized Current 7-Day Yield reflects the amount of income generated by the investment during that seven day period and assumes that the income is generated each week over a 365 day period. The yield is shown as a percentage of the investment.

The Effective 7-Day Yield is calculated similarly, but when annualized the income earned by the investment during that seven day period is assumed to be reinvested. The effective yield is slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

Note: A money market fund's yield more closely reflects the current earnings of the fund than does the total return.

COMPARISON OF 7-DAY YIELDS FOR CITIFUNDS INSTITUTIONAL TAX FREE
RESERVES VS. IBC INSTITUTIONAL TAX FREE FUNDS AVERAGE

                         CitiFunds Institutional             IBC Institutional
                            Tax Free Reserves             Tax Free Funds Average
      5/27/97                      3.67%                         3.55%
      6/3/97                       3.62%                         3.50%
      6/10/97                      3.39%                         3.26%
      6/17/97                      3.66%                         3.45%
      6/24/97                      3.79%                         3.58%
      7/1/97                       3.84%                         3.74%
      7/8/97                       3.47%                         3.33%
      7/15/97                      3.32%                         3.20%
      7/22/97                      3.48%                         3.32%
      7/29/97                      3.49%                         3.36%
      8/5/97                       3.44%                         3.32%
      8/12/97                      3.28%                         3.19%
      8/19/97                      3.30%                         3.21%
      8/26/97                      3.25%                         3.14%
      9/2/97                       3.21%                         3.17%
      9/9/97                       3.30%                         3.22%
      9/16/97                      3.43%                         3.33%
      9/23/97                      3.59%                         3.44%
      9/30/97                      3.74%                         3.58%
     10/7/97                       3.54%                         3.39%
     10/14/97                      3.46%                         3.32%
     10/21/97                      3.46%                         3.33%
     10/28/97                      3.49%                         3.36%
     11/4/97                       3.49%                         3.36%
     11/11/97                      3.52%                         3.38%
     11/18/97                      3.64%                         3.47%
     11/25/97                      3.70%                         3.51%
     12/2/97                       3.68%                         3.50%
     12/9/97                       3.49%                         3.26%
     12/16/97                      3.52%                         3.35%
     12/23/97                      3.65%                         3.49%
     12/30/97                      3.77%                         3.60%
      1/6/98                       3.64%                         3.52%
      1/13/98                      3.27%                         3.15%
      1/20/98                      3.30%                         3.12%
      1/27/98                      3.29%                         3.16%
      2/3/98                       3.37%                         3.24%
      2/10/98                      3.21%                         2.92%
      2/17/98                      3.05%                         2.85%
      2/24/98                      3.16%                         3.01%

As illustrated, CitiFunds Institutional Tax Free Reserves provided a similar annualized seven-day yield to that of a comparable IBC Money Fund Average, as published in IBC Money Fund Report'tm', for the one year period.

Notes: The Fund seeks to maintain a stable $1.00 per share price, although there is no assurance that this will be so on a continuing basis. Fund shares are not insured or guaranteed by the U.S. Government. Yields and total returns will fluctuate and past performance is no guarantee of future results. Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's returns would have been lower.

CITIFUNDS INSTITUTIONAL TAX FREE RESERVES
STATEMENT OF ASSETS AND LIABILITIES

FEBRUARY 28, 1998 (Unaudited)
-------------------------------------------------------------------------------
ASSETS:
Investment in Tax Free Reserves Portfolio, at value (Note 1)        $67,013,110
-------------------------------------------------------------------------------
LIABILITIES:
Dividends payable                                                        95,473
Accrued expenses and other liabilities                                   22,729
-------------------------------------------------------------------------------
    Total liabilities                                                   118,202
-------------------------------------------------------------------------------
NET ASSETS for 66,893,604 shares of beneficial interest
  outstanding                                                       $66,894,908
-------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Paid-in capital                                                     $66,893,604
Accumulated net realized gain                                             1,304
-------------------------------------------------------------------------------
    Total                                                           $66,894,908
-------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PRICE PER SHARE           $1.00
 ------------------------------------------------------------------------------

CITIFUNDS INSTITUTIONAL TAX FREE RESERVES
STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 1998 (Unaudited)
-------------------------------------------------------------------------------

INVESTMENT INCOME (Note 1A)
Income from Tax Free Reserves Portfolio                     $971,720
Allocated expenses from Tax Free Reserves Portfolio          (39,402)
--------------------------------------------------------------------------------
                                                                        $932,318
EXPENSES:
Administrative fees (Note 3A)                                 91,633
Shareholder Servicing Agents' fees (Note 3B)                  26,181
Distribution fees (Note 4)                                    26,181
Custodian fees                                                10,577
Auditing fees                                                 10,200
Transfer agent fees                                            7,027
Legal fees                                                     5,350
Shareholder reports                                            3,974
Trustee fees                                                   2,673
Miscellaneous                                                  2,395
--------------------------------------------------------------------------------
    Total expenses                                           186,191

Less aggregate amounts waived by Administrator, Shareholder
  Servicing Agents, and Distributor (Notes 3A, 3B and 4)    (143,995)
Expenses assumed by the Administrator (Note 7)               (15,578)
--------------------------------------------------------------------------------
    Net expenses                                                          26,618
--------------------------------------------------------------------------------
Net investment income                                                    905,700
NET REALIZED GAIN ON INVESTMENTS FROM TAX FREE RESERVES
  PORTFOLIO                                                                1,199
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                    $906,899
--------------------------------------------------------------------------------

See notes to financial statements

CITIFUNDS INSTITUTIONAL TAX FREE RESERVES
STATEMENT OF CHANGES IN NET ASSETS

                                                                   MAY 21, 1997
                                                                  (COMMENCEMENT
                                                                 OF OPERATIONS)
                                              SIX MONTHS ENDED               TO
                                              FEBRUARY 28, 1998      AUGUST 31,
                                                 (Unaudited)               1997
-------------------------------------------------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income                            $   905,700     $      547,499
Net realized gain on investments                       1,199                 --
-------------------------------------------------------------------------------
Net increase in net assets from operations           906,899            547,499
-------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income                               (905,595)          (547,499)
-------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL
INTEREST AT NET ASSET VALUE OF $1.00 PER
SHARE (Note 5):
Proceeds from sale of shares                      76,492,430        129,951,030
Net asset value of shares issued to
  shareholders from reinvestment of
  dividends                                          383,261            305,207
Cost of shares repurchased                       (70,029,728)       (70,208,596)
-------------------------------------------------------------------------------
Net increase in net assets from
  transactions in shares of beneficial
  interest                                         6,845,963         60,047,641
-------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                         6,847,267         60,047,641
NET ASSETS:
Beginning of period                               60,047,641                 --
-------------------------------------------------------------------------------
End of period                                    $66,894,908     $   60,047,641
-------------------------------------------------------------------------------

CITIFUNDS INSTITUTIONAL TAX FREE RESERVES
FINANCIAL HIGHLIGHTS

                                                                MAY 21, 1997
                                                               (COMMENCEMENT
                                                              OF OPERATIONS)
                                           SIX MONTHS ENDED               TO
                                           FEBRUARY 28, 1998      AUGUST 31,
                                              (Unaudited)               1997
----------------------------------------------------------------------------
Net Asset Value, beginning of period           $ 1.00000      $      1.00000
Net investment income                            0.01719             0.00984
Less dividends from net investment income       (0.01719)           (0.00984)
----------------------------------------------------------------------------
Net Asset Value, end of period                 $ 1.00000      $      1.00000
----------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)      $  66,895      $       60,048
Ratio of expenses to average net assets*           0.25%+              0.25%+
Ratio of net investment income to average
  net assets*                                      3.46%+              3.47%+
Total return                                       1.73%++             0.99%++
Note: If agents of the Fund and agents of Tax Free Reserves Portfolio had not waived all or a portion of their fees and Administrator had not voluntarily assumed expenses during the period indicated, the net investment income per share and the ratios would have been as follows:
Net investment income per share                $ 0.01342      $      0.00729

RATIOS:
Expenses to average net assets*                    1.01%+              1.15%+
Net investment income to average net
  assets*                                          2.70%+              2.57%+
-------------------------------------------------------------------------------

  * Includes the Fund's share of Tax Free Reserves Portfolio's allocated expenses.
  + Annualized
 ++ Not Annualized

See notes to financial statements

CITIFUNDS INSTITUTIONAL TAX FREE RESERVES
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES CitiFunds Institutional Tax Free Reserves (the 'Fund') is a separate non-diversified series of CitiFunds Institutional Trust (the 'Trust'), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Effective January 2, 1998 Landmark Institutional Tax Free Reserves changed its name to CitiFunds Institutional Tax Free Reserves. The Trust also changed its name from Landmark Institutional Trust to CitiFunds Institutional Trust. The Fund invests all of its investable assets in Tax Free Reserves Portfolio (the 'Portfolio'), a management investment company for which Citibank, N.A. ('Citibank') serves as Investment Adviser.

   CFBDS, Inc. ('CFBDS'), (formerly Landmark Funds Broker-Dealer Services, Inc.) acts as the Fund's Administrator and Distributor. Citibank also serves as Sub-Administrator and makes Fund shares available to customers as Shareholder Servicing Agent.

   The Trust seeks to achieve the Fund's investment objective of a high level of current income which is exempt from federal income taxes, consistent with preservation of capital and liquidity, by investing all of its investable assets in the Portfolio, an open-end, non-diversified management investment company having the same investment objective as the Fund. The value of such investment reflects the Fund's proportionate interest (approximately 12.2% at February 28, 1998) in the net assets of the Portfolio.

   The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The financial statements of the Portfolio, including the portfolio of investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The significant accounting policies consistently followed by the Fund are in conformity with generally accepted accounting principles and are as follows:

   A. Investment Income The Fund earns income, net of Portfolio expenses, daily on its investment in the Portfolio.

   B. Federal Taxes The Fund's policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its net investment income. Accordingly, no provision for federal income or excise tax is necessary. Dividends paid by the Fund from net interest received on tax-exempt money market instruments are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

   C. Expenses The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and CFBDS.

2. DIVIDENDS The net income of the Fund is determined once daily, as of 12:00 noon, Eastern standard time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the shareholder's Shareholder Servicing Agent) on or prior to the last business day of the month.

3. ADMINISTRATIVE SERVICES PLAN The Fund has adopted an Administrative Services Plan which provides that the Trust on behalf of each Fund, may obtain the services of an Administrator, one or more Shareholder Servicing Agents, and other Servicing Agents, and may enter into agreements providing for the payment of fees for such services. Under the Trust's Administrative Services Plan, the aggregate of the fee paid to the Administrator from the Fund and the fees paid to the Shareholder Servicing Agents from the Fund may not exceed 0.45% of the Fund's average daily net assets on an annualized basis for the Fund's then-current fiscal year.

   A. Administrative Fees Under the terms of an Administrative Services Agreement, CFBDS is entitled to an administrative fee, as compensation for overall administrative services and general office facilities, which is computed at the annual rate of 0.35% of the Fund's average daily net assets. Administrative fees amounted to $91,633, all of which was voluntarily waived for the six months ended February 28, 1998. Citibank acts as Sub-Administrator and performs such duties and receives such compensation from CFBDS as from time to time is agreed to by CFBDS and Citibank. The Fund pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Fund from the Administrator or its affiliates. Certain of the officers and a Trustee of the Fund are officers and a director of the Administrator or its affiliates.

   B. Shareholder Servicing Agent Fees The Trust, on behalf of the Fund, has entered into shareholder servicing agreements with each Shareholder Servicing Agent pursuant to which that Shareholder Servicing Agent acts as an agent for its customers and provides other related services. For their services, each Shareholder Servicing Agent receives a fee from the Fund, which may be paid periodically, but may not exceed, on an annualized basis, an amount equal to 0.10% of the average daily net assets of the Fund represented by shares owned during the period for which payment is being made by investors for whom such Shareholder Servicing Agent maintains a servicing relationship. The Shareholder Servicing Agent fees amounted to $26,181, all of which was voluntarily waived for the six months ended February 28, 1998.

   4. DISTRIBUTION FEE The Trust has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, in which the Fund reimburses the Distributor for expenses incurred or anticipated in connection with the sale of shares of the Fund, at an annual rate not to exceed 0.10% of the Fund's average daily net assets of the Fund. The distribution fees amounted to $26,181, all of which was voluntarily waived for the six months ended February 28, 1998.

   5. SHARE OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional Shares of Beneficial Interest (without par value).

   6. INVESTMENT TRANSACTIONS Increases and decreases in the Fund's investment in the Portfolio aggregated $75,546,297 and $69,587,165, respectively, for the six months ended February 28, 1998.

   7. ASSUMPTION OF EXPENSES CFBDS has voluntarily agreed to pay a portion of the unwaived expenses of the Fund for the six months ended February 28, 1998, which amounted to $15,578.

TAX FREE RESERVES PORTFOLIO
PORTFOLIO OF INVESTMENTS                                      February 28, 1998
 (Unaudited)

                                       PRINCIPAL
                                        AMOUNT
ISSUER                              (000'S OMITTED)            VALUE
--------------------------------------------------------------------------------

TAX-EXEMPT COMMERCIAL PAPER -- 1.8%
--------------------------------------------------------------------------------

Dallas, Texas,
  3.50% due 4/07/98                      $ 3,806            $  3,806,000
Houston, Texas,
  Airport System Revenue,
  AMT, 3.60% due 6/08/98                   3,000               3,000,000
Venango, Pennsylvania,
  3.65% due 4/06/98                        1,300               1,300,000
Venango, Pennsylvania,
  Industrial Development
  Revenue,
  3.65% due 4/06/98                        2,000               2,000,000
                                                            ------------
                                                              10,106,000
                                                            ------------

GENERAL OBLIGATION BONDS
AND NOTES -- 6.0%
--------------------------------------------------------------------------------
California School Cash
  Reserve Notes,
  4.75% due 7/02/98                        4,000               4,011,578
Chicago, Illinois,
  3.55% due 10/29/98                       3,900               3,900,000
Chicago, Illinois,
  3.55% due 2/04/99                        3,000               3,000,000
Joshua, Texas Independent
  School District,
  6.125% due 2/15/99                       4,710               4,822,329
State of Utah General
  Obligations,
  3.10% due 3/10/98                        2,000               2,000,000
State of Utah General
  Obligations,
  3.30% due 3/11/98                        2,750               2,750,000
 State of Utah General
  Obligations, AMT,
  3.61% due 7/01/22                        3,330               3,330,000
Texas State,
  3.50% due 4/01/20                        9,440               9,440,100
                                                            ------------
                                                              33,254,007
                                                            ------------

ANNUAL AND SEMI-ANNUAL TENDER REVENUE BONDS AND NOTES (PUTS) -- 18.7%
--------------------------------------------------------------------------------
Alabama State,
  5.70% due 3/01/98                        1,000               1,000,000
Anchorage, Alaska,
  6.80% due 7/01/98                        1,000               1,009,773
Chicago, Illinois, Metropolitan
  Water Reclamation District,
  7.25% due 1/01/99                        1,200               1,234,314
Clackmas County, Oregon,
  Hospital Facilities Authority,
  3.75 % due 4/01/98                       3,200               3,199,967
Clark County, Kentucky,
  Pollution Control Revenue,
  3.70% due 4/15/98                        2,400               2,400,000
Fort Smith, Arizona,
  Sales and Use Tax,
  4.00% due 12/01/98                         480                 480,000
Hawaii State Department
  of Budget and Finance
  Revenue,
  3.75% due 3/01/98                        4,100               4,100,000
Kentucky Assets and Liabilities,
  3.55% due 6/04/98                        3,000               3,000,000
Lower Colorado River
  Authority,
  3.45% due 5/21/98                        3,300               3,300,000
Maryland State Department
  of Transportation
  Construction,
  6.375% due 11/01/98                      2,000               2,036,910
Michigan State, Michigan,
  4.50% due 9/30/98                        2,500               2,511,260
Michigan State,
  Housing Development
  Authority, AMT,
  3.625% due 3/09/98                       4,000               4,000,000
Milwaukee, Wisconsin, Metro
  Sewer District,
  6.50% due 10/01/98                       1,000               1,016,422
Minnesota Water Pollution
  Control Revenue,
  5.00% due 3/01/99                        2,170               2,199,584
Nashville, Tennessee, Health
  and Educational Facilities,
  3.75% due 1/15/99                        4,000               4,000,000
New Berlin, Wisconsin,
  4.50% due 12/01/98                       1,105               1,111,019
Nevada State,
  9.70% due 5/01/98                        2,800               2,827,208
Newport News, Virginia,
  6.875 % due 12/01/98                     1,700               1,778,744
Oklahoma State Water
  Resource Board State
  Loan Revenue,
  3.75% due 3/02/98                       12,700              12,700,000
Ohio State Public Facilities
  Authority,
  4.50% due 11/01/98                       5,000               5,029,188
Ohio State Public Facilities
  Authority,
  5.00% due 11/01/98                       1,000               1,008,438
Port Seattle, Washington,
  4.60% due 4/01/98                        1,000               1,000,669
Reno, Nevada,
  Hospital Revenue,
  7.10% due 7/01/98                          500                 505,479
Rhode Island State
  Resource Recovery,
  4.25% due 7/31/98                        1,000               1,001,195
San Antonio, Texas
  6.20% due 2/01/99                        2,000               2,046,896
San Antonio, Texas
  7.00% due 2/01/99                        2,000               2,060,905
Scottsdale, Arizona,
  Water and Sewer Revenue,
  7.25% due 7/01/98                          425                 429,463
Sikeston, Missouri,
  Electric Revenue Authority,
  3.60% due 6/17/98                       10,098              10,098,000
South Dakota Education
  Loans Inc., AMT,
  3.70% due 5/06/98                        5,000               5,000,000
Texas State,
  8.10% due 6/01/98                        1,000               1,010,471
Texas State,
  3.60 % due 6/17/98                       4,950               4,950,000
Utah State Building
  Ownership Authority,
  7.50% due 8/15/98                        1,000               1,017,108
Virginia State,
  5.80% due 5/15/98                        1,165               1,169,874
Virginia State,
  6.60% due 6/01/98                        1,800               1,848,030
Washington State,
  Housing Finance
  Community, AMT,
  3.90% due 12/15/98                       1,000               1,000,000
Wichita, Kansas,
  4.25% due 8/27/98                        4,000               4,011,580
York County, South Carolina,
  Pollution Control,
  3.70% due 3/15/98                        5,900               5,899,982
                                                            ------------
                                                             102,992,479
                                                            ------------

REVENUE, TAX, BOND AND TAX
REVENUE ANTICIPATION NOTES--17.7%
--------------------------------------------------------------------------------
Butts County, Georgia,
  School District,
  3.85% due 9/01/98                        1,390               1,390,000
Charlotte, North Carolina,
  5.50% due 5/01/98                        1,000               1,002,903
Charlotte, North Carolina,
  Certificates of Participation,
  4.00% due 9/01/98                        1,000               1,002,201
Chicago, Illinois, Public Building
  Commercial Revenue,
  7.75% due 1/01/99                        1,530               1,608,341
Colorado Springs, Colorado,
  Utilities Revenue,
  5.40% due 11/15/98                       1,315               1,330,817
East Stroudsburg, Pennsylvania,
  4.50% due 11/15/98                       1,000               1,005,950
Fairfax County, Virginia,
  5.375% due 4/01/98                       3,750               3,755,493
Fairfax County, Virginia,
  5.90% due 4/01/98                          830                 831,465
Fairfax County, Virginia,
  5.00% due 6/01/98                        2,000               2,006,131
Georgia State,
  5.80% due 3/01/98                        1,980               1,980,000
Hamilton, Ohio,
  Electric System Revenue,
  8.00% due 10/15/98                         400                 418,497
Harris County, Texas,
  7.50% due 3/01/98                        1,000               1,000,000
Honolulu, Hawaii,
  6.00% due 4/01/98                        1,000               1,001,771
Houston, Texas,
  6.50% due 2/01/99                        1,000               1,026,163
Idaho State, Tax Anticipation
  Notes,
  4.625% due 6/30/98                       1,500               1,503,536
Inland, Florida,
  Protection Financing Corp.,
  3.55% due 6/12/98                        4,320               4,320,000
Inland, Florida,
  Protn. Financing Corp.,
  4.00% due 7/01/98                        4,000               4,006,396
Iowa State School Cash
  Anticipation Program,
  4.50% due 6/26/98                        3,000               3,006,426
Iowa State School Cash
  Anticipation Program,
  4.25% due 1/28/99                        5,970               6,005,688
Jonesboro, Arkansas,
  Sale and Use Tax,
  3.80% due 5/15/98                        4,000               4,000,000
Jonesboro, Arkansas, Sale
  and Use Tax,
  3.90% due 11/15/98                       1,000               1,000,000
Lafayette, Louisiana,
  Public Import Sales Tax,
  8.00% due 3/01/98                        2,000               2,040,000
Louisiana Public Facilities
  Authority,
  4.40% due 12/10/98                       4,000               4,017,011
Maine State,
  4.00% due 6/29/98                        3,000               3,004,888
Maine State,
  4.50% due 7/01/98                        2,000               2,004,893
Massachusetts State Health
  and Educational Facilities,
  7.75% due 6/01/98                          725                 746,199
Mecklenburg County,
  North Carolina,
  6.20% due 1/01/99                        1,000               1,021,128
Minnesota State,
  6.80% due 8/01/98                        2,000               2,027,581
Montana State,
  Tax and Revenue
  Anticipation Notes,
  4.25% due 6/30/98                        1,000               1,002,436
Montana State, Tax and
  Revenue Anticipation
  Notes, 4.50% due 6/30/98                 3,000               3,006,529
New Mexico State,
  4.50% due 6/30/98                        1,750               1,755,220
New Mexico State Severance
  Tax, 5.375% due 7/01/98                  4,800               4,829,517
Rio Grande City, Texas,
  Construction Industrial
  Development,
  4.50% due 8/15/98                          435                 435,974
Salem, Ohio, City School
  District, Bond Anticipation
  Notes, 4.00% due 3/05/98                 1,350               1,350,010
St. Joseph County, Indiana,
  Hospital Revenue,
  4.25% due 8/15/98                        1,565               1,569,563
Texas State,
  7.20% due 8/01/98                        1,000               1,014,843
Texas State, Tax and Revenue
  Anticipation Notes,
  4.75% due 8/31/98                        5,300               5,328,651
University of Missouri,
  4.25% due 6/30/98                        7,000               7,014,946
Virginia State Transportation
  Board Revenue,
  7.80% due 3/01/98                        1,315               1,341,300
Virginia State Transportation
  Board Revenue,
  6.00% due 5/15/98                        2,370               2,427,441
Wake County, North Carolina,
  4.40% due 3/01/98                          150                 150,000
Washington State,
  4.20% due 8/01/98                        3,000               3,005,420
Washington Suburban
  Sanitation District,
  7.00% due 12/01/98                       2,500               2,582,942
Western Minnesota
  Municipal Power Agency
  Supply, 10.25% due 1/01/99                 600                 631,684
Wisconsin State,
  6.20% due 5/01/98                        1,000               1,003,904
Wisconsin State,
  7.10% due 5/01/98                          590                 598,922
                                                            ------------
                                                              97,112,780
                                                            ------------

VARIABLE RATE DEMAND NOTES* -- 55.0%
--------------------------------------------------------------------------------
Alexandria, Virginia, Industrial
  Development Authority,
  due 7/01/26                              1,400               1,400,000
Arapahoe County, Colorado,
  Revenue Authority,
  due 7/01/07                              2,125               2,125,000

Beloit, Kansas, Industrial
  Development Authority,
  due 12/01/16                             4,000               4,000,000
Bexar County, Texas, Health
  Facilities Development,
  due 7/11/11                                960                 960,000
Bexar County, Texas, Housing
  Finance Authority,
  due 9/15/26                              1,900               1,900,000
Capital Projects Financial
  Authority Revenue,
  due 8/01/17                              1,700               1,700,000
Capital Projects Financial
  Authority Revenue,
  due 7/01/27                              3,300               3,300,000
Carrollton, Georgia, Payroll
  Development Authority,
  due 3/01/15                              1,750               1,750,000
Carthage, Missouri, Industrial
  Development Authority
  Revenue, due 4/01/07                     2,000               2,000,000
Carthage, Missouri, Industrial
  Development Authority
  Revenue, AMT,
  due 9/01/30                              2,000               2,000,000
Cherokee County, South
  Carolina, Industrial Revenue,
  AMT, due 8/01/19                           200                 200,000
Chicago, Illinois, Industrial
  Development Revenue,
  due 8/01/09                              2,500               2,500,000
Clarksville, Tennessee,
  Public Building Authority,
  due 10/01/25                             1,000               1,000,000
Clayton County, Georgia,
  Housing Authority,
  due 1/01/21                                865                 865,000
Clipper Tax Exempt Trust,
  AMT, due 3/01/15                         3,400               3,400,000
Clipper Tax Exempt Trust,
  AMT, due 3/01/16                         3,500               3,500,000
Colorado Housing Finance
  Authority, due 2/15/28                   2,000               2,000,000
Columbus, Georgia,
  Housing Authority Revenue,
  due 11/01/17                               850                 850,000
Columbus, Indiana,
  Economic Development
  Revenue, AMT,
  due 1/01/00                              1,040               1,040,000
Connecticut State, Housing
  Finance Authority,
  due 5/15/18                                500                 500,000
Crossett, Arizona,
  Pollution Control Revenue,
  due10/01/98                              3,500               3,500,000
Dauphin County, Pennsylvania,
  General Authority Revenue,
  due 10/01/27                             5,000               5,000,000
De Kalb County, Georgia,
  Multifamily Housing Revenue,
  due 6/01/25                              4,300               4,300,000
Director State, Nevada,
  Department Of Business,
  AMT, due 8/01/20                           955                 955,000
District of Columbia, Revenue,
  due 10/01/15                               500                 500,000
East Baton Rouge, Louisiana,
  Pollution Control Revenue,
  due 10/01/99                             2,200               2,200,000
Effingham County, Georgia,
  Development Authority,
  due 4/01/37                                400                 400,000
Eloy, Arizona, Industrial
  Development Authority
  Revenue, AMT,
  due 8/01/20                              1,000               1,000,000
Farmington, New Mexico,
  Pollution Control Revenue,
  due 6/01/23                             10,995              10,995,000
Fayetteville, Arkansas,
  Industrial Development,
  AMT, due 12/01/04                        1,100               1,100,000
Forsyth County, Georgia,
  Industrial Development
  Revenue, due 1/01/07                     2,000               2,000,000
Fort Wayne, Indiana,
  Economic Development
  Revenue, due 12/01/03                    1,000               1,000,000
Fort Wayne, Indiana,
  Hospital Authority Revenue,
  due 1/01/16                              1,000               1,000,000
Fox Lake, Wisconsin,
  Redevelopment Authority
  Revenue, AMT,
  due 6/01/09                              1,760               1,760,000
Fulton County, Georgia,
  Development Authority,
  due 12/01/12                             5,000               5,000,000
Fulton County, Georgia,
  Development Authority
  Revenue, due 2/01/18                     2,000               2,000,000
Fulton County, Georgia,
  Industrial Development
  Authority, AMT,
  due 6/01/27                                500                 500,000
Gage County, Nevada,
  Industrial Development
  Revenue, AMT,
  due 10/10/17                             1,000               1,000,000
Georgia State Hospital
  Finance Authority Revenue,
  due 3/01/01                              2,748               2,748,000
Germantown, Wisconsin,
  Industrial Development
  Authority, due 8/01/11                     955                 955,000
Gila County, Arizona, Industrial
  Development Authority,
  due 11/01/25                             1,800               1,800,000
Gordon County, Georgia,
  Industrial Development
  Authority Revenue,
  due 8/01/17                              1,000               1,000,000
Grant Parish, Louisiana,
  Industrial Development
  Revenue, AMT,
  due 10/01/21                             1,000               1,000,000
Green River, Wyoming,
  Pollution Control Revenue,
  AMT, due 10/01/18                          400                 400,000
Gulf Coast, Texas, Industrial
  Development Authority,
  AMT, due 5/01/24                           300                 300,000
Gwinett County, Georgia,
  Industrial Development
  Revenue, due 6/01/05                     1,500               1,500,000
Gwinett County, Georgia,
  Industrial Development
  Revenue, due 3/01/17                     1,000               1,000,000
Harris County, Texas, Health
  Facilities Development,
  due 2/15/27                              2,200               2,200,000
Houston, Texas, Water and
  Sewer Revenue,
  due 12/01/25                             3,535               3,535,000
Illinois Health Facilities
  Authority Revenue,
  due 5/01/11                              2,700               2,700,000
Illinois Development,
  due 11/01/17                             2,725               2,725,000
Jackson, Mississippi, Industrial
  Development Revenue,
  due 12/01/15                             2,650               2,650,000
Jackson County, Mississippi,
  Pollution Control Revenue,
  due 6/01/23                              1,200               1,200,000
Jefferson Parish, Louisiana,
  Hospital District 2,
  due 12/01/15                             2,700               2,700,000
Kentucky State Turnpike
  Authority Resource
  Recovery, due 7/01/98                    6,000               6,000,000
Kohler, Wisconsin, Industrial
  Sewer Facilities, AMT,
  due 9/01/17                              4,000               4,000,000
Louisa County, Virginia,
  Industrial Development
  Authority, due 1/01/20                     900                 900,000
Macon, Trust Receipts Pooled
  Certificates, due 10/01/32               5,000               5,000,000
Macon, Trust Receipts Pooled
  Variable Rate, AMT,
  due 2/05/30                              2,695               2,695,000
Macon, Trust Receipts Pooled
  Variable Rate, AMT,
  due 12/15/30                               700                 700,000
Madison, Wisconsin,
  Community Development
  Authority, due 6/01/22                   1,125               1,125,000
Mason County, Kentucky,
  Pollution Control,
  due 10/15/14                             2,950               2,950,000
Massachusetts State Turnpike
  Authority, due 1/01/17                  10,800              10,800,000
Mississippi Home Corporation,
  Single Family, due 11/01/2               3,305               3,305,000
Mississippi Home Corporation,
  Single Family, AMT,
  due 6/01/28                              3,500               3,500,000
Moorhead, Minnesota, Solid
  Waste Disposal, AMT,
  due 4/01/12                              3,000               3,000,000
Morgan Keegan Municipal
  Productions, AMT
  due 12/03/98                             3,000               3,000,000
Morgan Keegan Municipal
  Trust Receipts, AMT
  due 5/01/29                              2,900               2,900,000
Morgan Keegan Municipal
  Trust Receipts, AMT
  due 5/01/30                                800                 800,000
Morton, Illinois, Industrial
  Development, AMT,
  due 4/01/16                                970                 970,000
Murray County, Georgia,
  Development Revenue,
  AMT, due 9/01/17                         1,000               1,000,000
Nash County, North Carolina,
  due 12/01/14                             1,000               1,000,000
Nashville, Tennessee,
  due 5/15/25                              6,450               6,450,000
New Hampshire State
  Industrial Development
  Authority, AMT,
  due 1/01/18                              1,325               1,325,000
New Hampshire Highway,
  Educational and Health
  Facilities, due 6/01/23                  5,945               5,945,000
New Hanover County, North
  Carolina, due 3/01/14                    2,250               2,250,000
New Jersey Economic
  Development Authority,
  AMT, due 12/15/98                        6,000               6,000,000
New York State Medical Care
  Facilities Finance Authority,
  due 8/15/22                              4,400               4,400,000
New York State Thruway
  Authority, General Revenue,
  due 1/01/27                                700                 700,000
North Carolina Medical Care
  Hospital Authority,
  due 10/01/13                               200                 200,000
North Little Rock, Arkansas,
  Health Facilities,
  due 12/01/21                             8,400               8,400,000
Oak Creek, Wisconsin,
  Industrial Development
  Authority, due 12/01/07                  1,700               1,700,000
Ohio Housing Finance Agency
  Revenue, AMT,
  due 3/01/99                              6,000               6,000,000
Orange County, Florida,
  Industrial Development
  Authority, due 1/01/11                     450                 450,000
Ossian, Indiana, Economic
  Development Revenue,
  AMT, due 12/01/23                          200                 200,000
Peoria, Illinois, Health Care
  Facilities Revenue,
  due 5/01/17                              1,440               1,440,000
Person County, North
  Carolina, Pollution Control
  Authority, due 11/01/19                  3,000               3,000,000
Philadelphia, Pennsylvania,
  Airport Revenue,
  due 6/15/10                              3,915               3,915,000
Port Arthur, Texas, Navigation
  District, due 10/01/24                     300                 300,000
Puttable Floating Option Tax
  Exempt, due 10/01/32                    17,185              17,185,000
Regional Transportation
  District of Co.,
  due 12/01/17                             5,000               5,000,000
Rhode Island State Industrial
  Facilities Corp.,
  due 11/01/05                             4,240               4,240,000
Rhode Island State Industrial
  Facilities Corp., AMT,
  due 6/01/05                              4,400               4,400,000
Roswell, Georgia, Multifamily
  Housing Authority,
  due 8/01/27                              2,500               2,500,000
Rutherford County, Tennessee,
  Industrial Development,
  AMT, due 12/01/03                        1,500               1,500,000
Saline County, Nebraska,
  Industrial Development
  Revenue, AMT,
  due 10/01/11                             1,000               1,000,000
Savannah, Illinois, Industrial
  Development Revenue,
  due 6/01/04                                600                 600,000
Seattle, Washington, Municipal
  Lighting and Power Revenue,
  due 11/01/18                               900                 900,000
Sevier County, Tennessee, Public
  Building Authority,
  due 6/01/17                              1,500               1,500,000
Sevier County, Tennessee,
  Public Building Authority,
  due 6/01/21                              4,000               4,000,000
Shelby County, Tennessee,
  due 12/01/10                            11,725              11,725,000
South Carolina Jobs
  Economic Development,
  due 4/01/17                                700                 700,000
Southeastern Oklahoma
  Industrial Development
  Authority, due 6/01/16                   3,400               3,400,000
St. Charles County, Missouri,
  Industrial Development
  Authority, due 12/01/07                  1,000               1,000,000
St. Charles Parish, Louisiana,
  Pollution Revenue,
  due 3/01/24                              2,400               2,400,000
Tarrant County,Texas, Health
  Facilities Development,
  due 2/15/17                              6,300               6,300,000
Tarrant County,Texas, Health
  Facilities Development,
  due 11/15/26                               980                 980,000
Texas State, Department of
  Housing and Community,
  due 3/01/17                              1,995               1,995,000
Texas State, Turnpike Authority,
  due 1/01/23                              3,000               3,000,000
Thornton, Colorado, Industrial
  Development Revenue,
  due 12/15/99                             1,000               1,000,000
Tipton, Indiana, Economic
  Development Revenue,
  due 7/01/22                              1,065               1,065,000
Traill County, North Dakota,
  Industrial Development,
  AMT, due 12/01/11                        1,000               1,000,000
Traill County, North Dakota,
  Industrial Development,
  AMT, due 12/11/11                        1,000               1,000,000
Uinta County, Wyoming,
  Pollution Control Revenue,
  due 12/01/22                               700                 700,000
Utah State Board of Regents,
  due 11/01/25                               900                 900,000
Utah State Board of Regents,
  AMT, due 11/01/31                          500                 500,000
Vermont Industrial
  Development Authority,
  AMT, due 12/01/11                          800                 800,000
Walton County, Georgia,
  Industrial Building Authority,
  due 10/01/00                             1,050               1,050,000
Walton County, Georgia,
  Industrial Building Authority,
  due 10/01/02                             1,080               1,080,000
Washington State Health Care
  Facilities Revenue,
  due 10/01/05                               500                 500,000
Washington State Health Care
  Facilities Revenue,
  due 1/01/23                                200                 200,000
Whitfield County, Georgia,
  Development Authority
  Revenue, AMT,
  due 11/01/17                             1,000               1,000,000
Winchester, Kentucky, Industrial
  Building, due 10/01/18                   1,700               1,700,000
                                                            ------------
                                                             302,753,000
                                                            ------------
Total Investments at
   Amortized Cost                           99.2%            546,218,266
Other Assets, Less
   Liabilities                               0.8               4,134,878
                                           -----            ------------
Net Assets                                 100.0%           $550,353,144
                                           -----            ------------

AMT-Subject to Alternative Minimum Tax
* Variable rate demand notes have a demand feature under which the fund could tender them back to the issuer on no more than 7 day's notice.

See notes to financial statements

TAX FREE RESERVES PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

FEBRUARY 28, 1998 (Unaudited)
--------------------------------------------------------------------------------

ASSETS:
Investments, at amortized cost and value (Note 1A)                  $546,218,266
Cash                                                                     101,330
Interest receivable                                                    5,146,006
--------------------------------------------------------------------------------
    Total assets                                                     551,465,602
--------------------------------------------------------------------------------
LIABILITIES:
Payable for investments purchased                                      1,007,075
Payable to affiliate--Investment Advisory fees (Note 2A)                   42,30
Accrued expenses and other liabilities                                    63,076
--------------------------------------------------------------------------------
    Total liabilities                                                  1,112,458
--------------------------------------------------------------------------------
NET ASSETS                                                           550,353,144
--------------------------------------------------------------------------------
REPRESENTED BY:
Capital paid-in for beneficial interests                            $550,353,144
--------------------------------------------------------------------------------

TAX FREE RESERVES PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 1998 (Unaudited)
--------------------------------------------------------------------------------
INVESTMENT INCOME (Note 1B)                                           $9,402,995
--------------------------------------------------------------------------------
EXPENSES:
Investment Advisory fees (Note 2A)                      $ 503,609
Administrative fees (Note 2B)                             125,902
Custodian fees                                             94,671
Auditing fees                                              10,200
Trustee fees                                                6,631
Legal fees                                                  5,480
Miscellaneous                                               8,787
--------------------------------------------------------------------------------
    Total expenses                                         755,280
Less aggregate amounts waived by Investment Advisor and
   Administrator (Notes 2A and 2B)                        (373,406)
Less fees paid indirectly (Note 1D)                         (1,850)
--------------------------------------------------------------------------------
    Net expenses                                                         380,024
--------------------------------------------------------------------------------
Net investment income                                                 $9,022,971
NET REALIZED GAIN ON INVESTMENTS                                          10,547
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $9,033,518
--------------------------------------------------------------------------------

See notes to financial statements

TAX FREE RESERVES PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS        SIX MONTHS ENDED
                                          FEBRUARY 28, 1998       YEAR ENDED
                                             (Unaudited)         August 31, 1997
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS:
Net investment income                        $  9,022,971          $14,529,341
Net realized gain on investments                   10,547                4,286
--------------------------------------------------------------------------------
Increase in net assets from operations          9,033,518           14,533,627
--------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions                   362,470,690          574,845,460
Value of withdrawals                         (304,780,838)        (477,920,393)
--------------------------------------------------------------------------------
Net increase in net assets from capital
  transactions                                 57,689,852           96,925,067
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                     66,723,370          111,458,694
NET ASSETS:
Beginning of period                           483,629,774          372,171,080
--------------------------------------------------------------------------------
End of period                                $550,353,144         $483,629,774
--------------------------------------------------------------------------------

TAX FREE RESERVES PORTFOLIO
FINANCIAL HIGHLIGHTS

                            SIX MONTHS ENDED                         YEAR ENDED AUGUST 31,
                            FEBRUARY 28, 1998  --------------------------------------------------------------
                               (Unaudited)      1997          1996          1995          1994          1993
-------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period
   (000's omitted)              $550,353      $483,630      $372,171      $394,222      $233,108      $277,593
Ratio of expenses to
   average net assets              0.15%+        0.19%         0.30%         0.32%        0.31%          0.31%
Ratio of net investment income to
   average net assets              3.57%+        3.46%         3.31%         3.55%        2.33%          2.35%
-------------------------------------------------------------------------------------------------------------

Note: If Agents of the Portfolio had not voluntarily waived a portion of their fees during the periods indicated and the expenses were not reduced for fees paid indirectly for the years after August 31, 1995, the ratios would have been as follows:

Ratios:
Expenses to average net assets     0.30%+        0.31%         0.32%         0.32%        0.32%          0.33%
Net investment income
   to average net assets           3.42%+        3.35%         3.29%         3.55%        2.32%          2.32%
-------------------------------------------------------------------------------------------------------------

+ Annualized

See notes to financial statements

TAX FREE RESERVES PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES Tax Free Reserves Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as a no-load, non-diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. CFBDS, Inc. ("CFBDS"), (formerly Landmark Funds Broker-Dealer Services, Inc.) acts as the Portfolio's Administrator. Citibank, N.A. ("Citibank") acts as the Investment Adviser.

   The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Portfolio are as follows:

   A. Valuation of Investments Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. The Portfolio's use of amortized cost is subject to the Portfolio's compliance with certain conditions as specified under Rule 2a-7 of the Investment Company Act of 1940.

   B. Investment Income and Expenses Investment income consists of interest accrued and discount earned (including both original issue and market discount), adjusted for amortization of premium, on the investments of the Portfolio. Expenses of the Portfolio are accrued daily.

   C. Federal Income Taxes The Portfolio's policy is to comply with the applicable provisions of the Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

   D. Fees Paid Indirectly The Fund's custodian bank calculates its fees based on the Fund's average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Fund. This amount is shown as a reduction of expenses on the Statement of Operations.

   E. Other Purchases, maturities and sales, of money market instruments are accounted for on the date of the transaction.

2. INVESTMENT ADVISORY FEE AND ADMINISTRATIVE FEE
   A. Investment Advisory Fee The investment advisory fee paid to Citibank, as compensation for overall investment management services, amounted to $503,609, of which $247,504 was voluntarily waived for the six months ended February 28, 1998. The investment advisory fee is computed at the annual rate of 0.20% of the Portfolio's average daily net assets.

   B. Administrative Fee Under the terms of an Administrative Services Agreement, the administrative fee payable to the Administrator, as compensation for overall administrative services and general office facilities, is computed at the annual rate of 0.05% of the Portfolio's average daily net assets and amounted to $125,902, all of which was voluntarily waived for the six months ended February 28, 1998. The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Portfolio from the Administrator or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Administrator or its affiliates.

3. INVESTMENT TRANSACTIONS Purchases, and maturities and sales of money market instruments, exclusive of securities purchased subject to repurchase agreements, aggregated $859,113,045 and $815,200,804, respectively, for the six months ended February 28, 1998.

4. FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES The cost of investment securities owned at February 28, 1998, for federal income tax purposes, amounted to $546,218,266.

5. LINE OF CREDIT The Portfolio, along with other CitiFunds, entered into an agreement with a bank which allows the Funds collectively to borrow up to $60 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended February 28, 1998, the commitment fee allocated to the Portfolio was $899. Since the line of credit was established, there have been no borrowings.

TRUSTEES AND OFFICERS
Philip W. Coolidge*, President
Riley C. Gilley
Diana R. Harrington
Susan B. Kerley

SECRETARY
Linda T. Gibson*

TREASURER
John R. Elder*
*Affiliated Person of Distributor

INVESTMENT ADVISER
(OF TAX FREE RESERVES PORTFOLIO)
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

ADMINISTRATOR AND DISTRIBUTOR
CFBDS, Inc.
21 Milk Street, 5th Floor, Boston, MA 02109
(617) 423-1679

TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

AUDITORS
Deloitte & Touche LLP
125 Summer Street, Boston, MA 02110

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street, Boston, MA 02110

THE CITIFUNDS FAMILY

LARGE CAP STOCKS
o CitiFunds Growth & Income Portfolio
o CitiFunds Large Cap Growth Portfolio

SMALL CAP STOCKS
o CitiFunds Small Cap Growth Portfolio
o CitiFunds Small Cap Value Portfolio

INTERNATIONAL STOCKS
o CitiFunds International Growth & Income Portfolio

GROWTH WITH INCOME
o CitiFunds Balanced Portfolio

BONDS
o CitiFunds Intermediate Income Portfolio
o CitiFunds Short-Term U.S. Government Income Portfolio
o CitiFunds New York Tax Free Income Portfolio
o CitiFunds National Tax Free Income Portfolio

MONEY MARKETS
o CitiFunds Cash Reserves
o CitiFunds U.S. Treasury Reserves
o CitiFunds Tax Free Reserves
o CitiFunds New York Tax Free Reserves
o CitiFunds California Tax Free Reserves
o CitiFunds Connecticut Tax Free Reserves

PREMIUM MONEY MARKETS
o CitiFunds Premium Liquid Reserves
o CitiFunds Premium U.S. Treasury Reserves

INSTITUTIONAL MONEY MARKETS
o CitiFunds Institutional Liquid Reserves
o CitiFunds Institutional U.S. Treasury Reserves
o CitiFunds Institutional Tax Free Reserves
o CitiFunds Institutional Cash Reserves

This report is prepared for the information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.

For more information contact your Service Agent or call 1-800-625-4554

CitiFunds are made available by CFBDS, Inc. as distributor.

(C)1998 Citicorp      [Recycle Logo] Printed on recycled paper      CFS/ITF/298

                                          Semi-Annual Report o February 28, 1998

[LOGO]

Institutional
Cash Reserves

[Graphic Omitted]

                                                                   MONEY MARKETS


--------------------------------------------------------------------------------
                              INVESTMENT PRODUCTS:
             NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
--------------------------------------------------------------------------------

TABLE OF CONTENTS

CITIFUNDS INSTITUTIONAL CASH RESERVES
Letter to Our Shareholders                                                     1
--------------------------------------------------------------------------------
Portfolio Environment and Outlook                                              2
--------------------------------------------------------------------------------
Fund Facts                                                                     3
--------------------------------------------------------------------------------
Fund Performance                                                               4
--------------------------------------------------------------------------------
Portfolio of Investments                                                       5
--------------------------------------------------------------------------------
Statement of Assets and Liabilities                                            7
--------------------------------------------------------------------------------
Statement of Operations                                                        7
--------------------------------------------------------------------------------
Statement of Changes in Net Assets                                             8
--------------------------------------------------------------------------------
Financial Highlights                                                           8
--------------------------------------------------------------------------------
Notes to Financial Statements                                                  9
--------------------------------------------------------------------------------

LETTER TO OUR SHAREHOLDERS

Dear Shareholder:

The six-month period ended February 28, 1998 was a good one for most financial assets, especially U.S. stocks and bonds. A remarkably resilient economy, low rates of inflation and lower interest rates were primarily responsible for the above-average returns provided by longer-term investments. However, shorter-term assets did not share the benefits these positive economic influences provided. As interest rates declined during the period, so did yields on most money market securities.

   Nonetheless, we are pleased with the performance of CitiFundsSM Institutional Cash Reserves. Despite the difficult market environment for short-term fixed-income securities, the portfolio provided shareholders with a competitive level of investment income while maintaining its Aaa rating by Moody's Investors Service and AAAm rating by Standard & Poor's.

   Finally, we would like to thank you for your continued confidence and participation.

    Sincerely,

/s/ Philip W. Coolidge

    Philip W. Coolidge
    President
    March 20, 1998

PORTFOLIO ENVIRONMENT AND OUTLOOK

SHORT-TERM INTEREST RATES GENERALLY DECLINED since CitiFunds Institutional Cash Reserves commenced operations on October 17, 1997. At the same time, the U.S. economy continued to grow in the late stages of one of the longest expansions since World War II. Unlike previous economic cycles, however, this one has been particularly notable for its persistently low inflation rate. Inflation has remained benign despite strong economic growth -- about 4% in 1997 -- and low unemployment.

   A crisis in emerging Asian markets, where currency devaluations in late October led to sharp drops in stock and bond markets, provided more reason for investors and economists to conclude that inflation would not become a problem. Dramatically lower demand from the region for certain goods and services was expected to dampen U.S. economic growth and relieve inflation pressures. Accordingly, the Federal Reserve maintained its monetary policy, neither raising nor lowering key short-term interest rates. The result: most short-term interest rates and money-market yields declined during the six-month period.

   OUR STRATEGY IS TO ATTEMPT TO CAPTURE HIGH YIELDS in this environment by allocating the Fund's assets to those sectors of the market that we believe provide the most attractive relative values. We look for such opportunities in a variety of areas, including U.S. Treasury bills, commercial paper, certificates of deposit, repurchase agreements, fixed-time deposits, bankers' acceptances, asset-backed securities and floating rate notes.

   We found relatively attractive values in high-quality certificates of deposit for most of the period ended February 28, 1998. Conversely, the fund had little exposure to U.S. Treasury bills. We held no short-term securities issued by troubled Asian financial institutions, enabling us to avoid the problems associated with economic turmoil in the region.

   In addition, we actively manage the average maturity of the Fund in anticipation of changes in short-term interest rates. When the Fund commenced operations, the money market curve had already flattened, so we maintained a neutral average maturity of 40 to 45 days, and we have maintained that position throughout the reporting period. We have been reluctant to lengthen the Fund's average maturity because yields on longer-dated money market securities have declined more rapidly than yields on shorter-dated notes, and we do not believe that we would be adequately compensated for assuming the incremental risks of a longer average maturity.

   WE EXPECT YIELDS ON MONEY MARKET SECURITIES TO STAY NEAR OR ONLY SLIGHTLY BELOW CURRENT LEVELS. If our economic forecast is correct, longer-term interest rates should decline modestly in response to slower U.S. economic growth. We believe that the Federal Reserve Board would have little reason to raise interest rates in a slow-growth environment. In fact, it is possible that the Federal Reserve might reduce interest rates to stimulate growth if the economy falters. Therefore, we currently intend to maintain our positions with respect to the fund's average duration and sector rotation strategies.

   Whatever the next six months hold, we will continue to manage the Fund according to the approach we have followed for years. We intend to adjust the average maturity in anticipation of changes in interest rates and shift assets among the sectors of the short-term market that we believe are most attractive. We believe this strategy will provide competitive returns commensurate with a stable principal value.

FUND FACTS

FUND OBJECTIVE
To provide its shareholders with liquidity and as high a level of current income as is consistent with the preservation of capital.

INVESTMENT MANAGER                    DIVIDENDS
Citibank, N.A.                        Declared daily, paid monthly

COMMENCEMENT OF OPERATIONS            CAPITAL GAINS
October 17, 1997                      Distributed annually, if any

NET ASSETS AS OF 2/28/98              BENCHMARKS
$436.0 million                        o Lipper S&P AAA-rated Institutional
                                        Money Market Fund Average
                                      o IBC Financial S&P AAA-rated Taxable
                                        Institutional Average

FUND PERFORMANCE

TOTAL RETURNS
                                                                       SINCE
                                                                     10/17/97
FOR THE PERIOD ENDED FEBRUARY 28, 1998 (UNAUDITED)                 (INCEPTION)*
--------------------------------------------------------------------------------

CitiFunds Institutional Cash Reserves                                 2.03%
Lipper S&P AAA-rated Institutional Money Market Funds Average        1.74% +
* Not Annualized
+ From 10/31/97

7-DAY YIELDS
Annualized Current      5.42%
Effective               5.57%

The Annualized Current 7-Day Yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365 day period. The yield is shown as a percentage of the investment.

The Effective 7-Day Yield is calculated similarly, but when annualized the income earned by the investment during that seven-day period is assumed to be reinvested. The effective yield is slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

Note: A money market fund's yield more closely reflects the current earnings of the fund than does the total return.

COMPARISON OF 7-DAY YIELDS FOR CITIFUNDS INSTITUTIONAL CASH RESERVES VS. IBC FINANCIAL S&P AAA-RATED TAXABLE INST. AVG.

As illustrated, CitiFunds Institutional Cash Reserves generally provided a higher annualized seven-day yield to that of a comparable IBC Money Fund Average, as published in IBC Money Fund ReportTM, for the one-year period.

                                                             IBC Financial S&P
                               CitiFunds Institutional       AAA-Rated Taxable
                                   Cash Reserves           Institutional Average
            10/28/97                    5.37%                      5.33%
            11/4/97                     5.38%                      5.36%
            11/11/97                    5.39%                      5.33%
            11/18/97                    5.35%                      5.35%
            11/25/97                    5.41%                      5.35%
            12/2/97                     5.45%                      5.41%
            12/9/97                     5.43%                      5.37%
            12/16/97                    5.51%                      5.41%
            12/23/97                    5.54%                      5.46%
            12/30/97                    5.59%                      5.45%
            01/06/98                    5.61%                      5.56%
            01/13/98                    5.55%                      5.50%
            01/20/98                    5.45%                      5.38%
            01/27/98                    5.46%                      5.36%
            02/03/98                    5.43%                      5.37%
            02/10/98                    5.41%                      5.32%
            02/17/98                    5.43%                      5.33%
            02/24/98                    5.41%                      5.32%

Note: The Fund seeks to maintain a stable $1.00 per share price, although there is no assurance that this will be so on a continuing basis. Fund shares are not insured or guaranteed by the U.S. Government. Yields and total returns will fluctuate and past performance is no guarantee of future results. Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's returns and yields would have been lower.

CITIFUNDS INSTITUTIONAL CASH RESERVES
PORTFOLIO OF INVESTMENTS February 28, 1998
(Unaudited)
--------------------------------------------------------------------------------
                                                  PRINCIPAL
                                                     AMOUNT
ISSUER                                       (000'S OMITTED)              VALUE
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT (YANKEE) -- 15.6%
--------------------------------------------------------------------------------
Bank of Nova Scotia
  5.79% due 3/16/98                             $    10,000         $10,000,000
Bank of Tokyo Mitsubishi
  6.00% due 5/18/98                                  12,000          12,000,000
CIBC
  5.52% due 6/01/98                                  11,000          11,000,000
Commerzbank AG
  5.52% due 6/17/98                                  12,000          12,000,000
Deutsche Bank AG
  5.50% due 4/15/98                                   9,000           9,000,000
Societe Generale Bank
  5.75% due 3/31/98                                   9,000           9,000,000
Swiss Bank
  6.02% due 6/12/98                                   5,000           5,003,736
                                                                   ------------
                                                                     68,003,736
                                                                   ------------
COMMERCIAL PAPER -- 29.6%
--------------------------------------------------------------------------------
Associates Corp.
  of North America
  5.70% due 3/31/98                                   8,000           7,963,267
Bankers Trust N.Y.
  5.38% due 6/26/98                                  10,000           9,826,644
Barton Capital Corp.
  5.50% due 4/20/98                                   5,575           5,533,265
Bear Stearns Inc.
  5.50% due 5/29/98                                  12,000          11,838,667
E I du Pont de
Nemours & Co.
  5.55% due 3/06/98                                  10,000           9,993,833
Edison Asset
  Securitization
  5.50% due 4/14/98                                  10,097          10,030,668
General Electric
  Capital Corp.
  5.45% due 6/01/98                                  12,000          11,834,683
Goldman Sachs
  Group L.P.
  5.45% due 5/15/98                                  10,000           9,887,972
Grand Metropolitan
  Capital Corp.
  5.61% due 4/15/98                                   5,000           4,965,717
Merrill Lynch & Co. Inc.
  5.48% due 6/30/98                                  12,000          11,780,800
Pooled Accounts
 Receivable Capital Corp.
  5.53% due 3/16/98                                   2,294           2,289,067
  5.47% due 3/18/98                                   9,188           9,165,663
Twin Towers Inc.
  5.53% due 3/16/98                                  12,000          11,974,193
Zeneca Wilmington Co.
  5.43% due 4/14/98                                  12,000          11,922,170
                                                                   ------------
                                                                    129,006,609
                                                                   ------------
DISCOUNT NOTE U.S. AGENCY -- 20.7%
--------------------------------------------------------------------------------
Student Loan Marketing
   Association
   5.59% due 3/02/98                                 90,000          90,000,000
                                                                   ------------
FLOATING RATE NOTES -- 10.8%
--------------------------------------------------------------------------------
Morgan Guaranty
   Trust Co.
   5.77% due 3/23/98                                  9,000           9,000,052
Steers
   5.625% due 11/10/98                               10,000           9,998,654
Strategic Money
   Market Trust
   5.625% due 3/05/99                                12,000          12,000,000
Strats Trust
   5.639% due 12/15/98                               10,000          10,000,000
Triangle Funding Ltd.
   5.592% due 11/16/98                                6,000           6,000,000
                                                                   ------------
                                                                     46,998,706
                                                                   ------------
TIME DEPOSIT -- 12.0%
--------------------------------------------------------------------------------
Chase Manhattan Bank
   5.44% due 3/02/98                                 21,000          21,000,000
Svenska Handelsbanken
   Grand Cayman
   5.406% due 3/02/98                                16,491          16,491,000
Westdeutsche Landesbank
   5.44% due 3/02/98                                 15,000          15,000,000
                                                                   ------------
                                                                     52,491,000
                                                                   ------------
UNITED STATES
GOVERNMENT AGENCY -- 8.0%
--------------------------------------------------------------------------------
Federal Home Loan
   Mortgage Discount
   Notes
   5.61% due 3/02/98                                 35,000          35,000,000
                                                                   ------------
REPURCHASE AGREEMENTS -- 3.4%
--------------------------------------------------------------------------------
CIBC/Wood Gundy
   Repurchase Agreement
   5.62% due 3/02/98
   (collateralized by $7,996,000
   U.S. Treasury Bond
   8.125% due 5/15/21,
   valued at $10,094,950
   and $5,000,000
   U.S. Treasury Bond
   6.25% due 8/15/23,
   valued at $5,157,813)                                             15,000,000
                                                                    -----------
TOTAL INVESTMENTS AT
   AMORTIZED COST                                     100.1%       $436,500,051
OTHER ASSETS,
   LESS LIABILITIES                                    (0.1)           (523,087)
                                                      -----         -----------
   NET ASSETS                                         100.0%       $435,976,964
                                                      -----         -----------

See notes to financial statements

CITIFUNDS INSTITUTIONAL CASH RESERVES
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
FEBRUARY 28, 1998 (Unaudited)

ASSETS:
Investment, at amortized cost (Note 1A)                             $436,500,051
Cash                                                                         647
Interest receivable                                                      860,149
--------------------------------------------------------------------------------
 Total assets                                                        437,360,847
--------------------------------------------------------------------------------
LIABILITIES:
Dividends payable                                                      1,196,227
Payable to affiliate:
 Management fees (Note 3)                                                 31,317
Accrued expenses and other liabilities                                   156,339
--------------------------------------------------------------------------------
 Total liabilities                                                     1,383,883
--------------------------------------------------------------------------------
NET ASSETS for 435,976,964 shares of beneficial
 interest outstanding                                               $435,976,964
--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Paid-in capital                                                     $435,976,964
--------------------------------------------------------------------------------
Net Asset Value, Offering Price, and Redemption
 Price Per Share                                                           $1.00
--------------------------------------------------------------------------------

CITIFUNDS INSTITUTIONAL CASH RESERVES
STATEMENT OF OPERATIONS

FOR THE PERIOD OCTOBER 17, 1997* TO FEBRUARY 28, 1998 (Unaudited)
--------------------------------------------------------------------------------
INVESTMENT INCOME (Note 1B)                                           $5,021,112
EXPENSES:
Management fees (Note 3)                                 127,046
Registration fees                                         88,709
Custodian fees                                            55,746
Distribution fees (Note 4)                                42,349
Auditing fees 11,364
Shareholder reports                                        9,998
Legal fees                                                 6,800
Transfer agent fees                                        5,500
Trustee fees                                               3,107
Miscellaneous                                              7,886
--------------------------------------------------------------------------------
 Total expenses                                          358,505
--------------------------------------------------------------------------------
Less aggregate amounts waived by the Manager
 and Distributor (Notes 3 and 4)                        (138,077)
Less fees paid indirectly (Note 1E)                           (9)
--------------------------------------------------------------------------------
 Net expenses                                                            220,419
--------------------------------------------------------------------------------
Net investment income                                                 $4,800,693
--------------------------------------------------------------------------------
* Commencement of Operations

See notes to financial statements

CITIFUNDS INSTITUTIONAL CASH RESERVES
STATEMENT OF CHANGES IN NET ASSETS
                                                               FOR THE PERIOD
                                                              OCTOBER 17, 1997+
                                                                      TO
                                                              FEBRUARY 28, 1998
                                                                (Unaudited)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income, declared as dividends to
 shareholders (Note 2)                                             $ 4,800,693
--------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST AT
 NET ASSET VALUE OF $1.00 PER SHARE (Note 5):
Proceeds from sale of shares                                     1,277,821,048
Cost of shares repurchased                                        (841,844,084)
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                                         435,976,964
NET ASSETS:
Beginning of period                                                        --
--------------------------------------------------------------------------------
End of period                                                    $ 435,976,964
--------------------------------------------------------------------------------

CITIFUNDS INSTITUTIONAL CASH RESERVES
FINANCIAL HIGHLIGHTS
                                                               FOR THE PERIOD
                                                              OCTOBER 17, 1997+
                                                                      TO
                                                              FEBRUARY 28, 1998
                                                                (Unaudited)
--------------------------------------------------------------------------------
Net Asset Value, beginning of period                                  $1.00000
Net investment income                                                  0.02011
Less dividends from net investment income                             (0.02011)
--------------------------------------------------------------------------------
Net Asset Value, end of period                                        $1.00000
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000's omitted)                             $435,977
Ratio of expenses to average net assets                                  0.25%*
Ratio of net investment income to average net assets                     5.67%*
Total return                                                            2.03%**

Note: If agents of the Fund had not voluntarily waived all or a portion of their fees from the Fund for the period indicated and the expenses were not reduced for the fees paid indirectly the ratios and net investment income per share would have been as follows:

Net investment income per share                                       $0.01951
RATIOS:
Expenses to average net assets                                          0.42%*
Net investment income to average net assets                             5.50%*
--------------------------------------------------------------------------------
 * Annualized
** Not annualized
 + Commencement of Operations

See notes to financial statements

CITIFUNDS INSTITUTIONAL CASH RESERVES
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES CitiFunds Institutional Cash Reserves (the "Fund") is a separate non-diversified series of CitiFunds Institutional Trust (the "Trust"), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Investment Manager of the Fund is Citibank, N.A. ("Citibank"). CFBDS, Inc. ("CFBDS"), (formerly Landmark Funds Broker-Dealer Services, Inc.) acts as the Fund's Sub-Administrator and Distributor.

   The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Fund are in conformity with generally accepted accounting principles and are as follows:

   A. VALUATION OF INVESTMENTS Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. This method involves valuing a Fund security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund's use of amortized cost is subject to the Fund's compliance with certain conditions as specified under Rule 2a-7 of the Investment Company Act of 1940.

   B. INTEREST INCOME AND EXPENSES Interest income consists of interest accrued and discount earned (including both original issue and market discount) on the investments of the Fund, accrued ratably to the date of maturity, plus or minus net realized gain or loss, if any, on investments. Expenses of the Fund are accrued daily.

   C. FEDERAL TAXES The Fund's policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its net investment income. Accordingly, no provision for federal income or excise tax is necessary.

   D. EXPENSES The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and CFBDS. Expenses incurred by the Trust with respect to any two or more Funds in a series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

   E. FEES PAID INDIRECTLY The Fund's custodian bank calculates its fees based on the Fund's average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Fund. This amount is shown as a reduction of expenses on the Statement of Operations.

   F. REPURCHASE AGREEMENTS It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

   G. OTHER Purchases, and maturities and sales of money market instruments are accounted for on the date of the transaction.

2. DIVIDENDS The net income of the Fund is determined once daily, as of 4:00 pm, Eastern standard time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash on or prior to the last business day of the month.

3. MANAGEMENT FEES Citibank is responsible for overall management of the Fund's business affairs, and has a Management Agreement with the Fund. Citibank also provides certain administrative services to the Fund. These administrative services include providing general office facilities and supervising the overall administration of the Fund. CFBDS acts as Sub-Administrator and performs such duties and receives such compensation from Citibank as from time to time is agreed to by Citibank and CFBDS.

   The management fees paid to Citibank, as compensation for overall investment management services amounted to $127,046, of which $95,728 was voluntarily waived for the period ended February 28, 1998. The management fees are computed at an annual rate of 0.20% of the Fund's average daily net assets.

4. DISTRIBUTION FEES The Fund has adopted a Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, in which the Fund pays fees for distribution, sales, marketing and shareholder services at an annual rate not to exceed 0.10% of the Fund's average daily net assets. The Distribution fee amounted to $42,349 all of which was voluntarily waived for the period ended February 28, 1998.

5. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional Shares of Beneficial Interest (without par value).

6. INVESTMENT TRANSACTIONS Purchases, and maturities and sales of money market instruments aggregated $4,486,974,203 and $4,050,474,151, respectively, for the period ended February 28, 1998.

7. FEDERAL INCOME TAX BASIS of Investment Securities The cost of investment securities owned at February 28, 1998, for federal income tax purposes, amounted to $436,500,051.

8. LINE OF CREDIT The Fund, along with other CitiFunds, entered into an agreement with a bank which allows the Funds collectively to borrow up to $60 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the period ended February 28, 1998, the commitment fee allocated to the Fund was $211.
Since the line of credit was established, there have been no borrowings.

TRUSTEES AND OFFICERS
Philip W. Coolidge*, President
Riley C. Gilley
Diana R. Harrington
Susan B. Kerley

SECRETARY
Linda T. Gibson*

TREASURER
John R. Elder*

*Affiliated Person of Administrator and Distributor

INVESTMENT MANAGER
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

ADMINISTRATOR AND DISTRIBUTOR
CFBDS, Inc.
21 Milk Street 5th Floor, Boston, MA 02109
(617) 423-1679

TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

AUDITORS
Deloitte & Touche LLP
125 Summer Street, Boston, MA 02110

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street, Boston, MA 02110

THE CITIFUNDS FAMILY

LARGE CAP STOCKS
o CitiFunds Growth & Income Portfolio
o CitiFunds Large Cap Growth Portfolio

SMALL CAP STOCKS
o CitiFunds Small Cap Growth Portfolio
o CitiFunds Small Cap Value Portfolio

INTERNATIONAL STOCKS
o CitiFunds International Growth & Income Portfolio

GROWTH WITH INCOME
o CitiFunds Balanced Portfolio

BONDS
o CitiFunds Intermediate Income Portfolio
o CitiFunds Short-Term U.S. Government Income Portfolio
o CitiFunds New York Tax Free Income Portfolio
o CitiFunds National Tax Free Income Portfolio

MONEY MARKETS
o CitiFunds Cash Reserves
o CitiFunds U.S. Treasury Reserves
o CitiFunds Tax Free Reserves
o CitiFunds New York Tax Free Reserves
o CitiFunds California Tax Free Reserves
o CitiFunds Connecticut Tax Free Reserves

PREMIUM MONEY MARKETS
o CitiFunds Premium Liquid Reserves
o CitiFunds Premium U.S. Treasury Reserves

INSTITUTIONAL MONEY MARKETS
o CitiFunds Institutional Liquid Reserves
o CitiFunds Institutional U.S. Treasury Reserves
o CitiFunds Institutional Tax Free Reserves
o CitiFunds Institutional Cash Reserves

This report is prepared for the information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.

For more information contact your Service Agent or call 1-800-625-4554

CitiFunds are made available by CFBDS, Inc. as distributor.

(C)1998 Citicorp      [Recycle Logo] Printed on recycled paper    CFS/INS-CR/298